UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	NOVEMBER 30, 2015

High-Yield Municipal Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Municipal Bonds (Munis) Outperformed During a Volatile Period

Widespread concerns about economic growth (especially in China) and central bank monetary policy decisions helped spark sharp financial market volatility during the reporting period. China’s challenges and events included a stock market crash, a sudden currency devaluation, and massive monetary policy intervention by its central bank. These events rippled through the global markets from July through September, contributing to the decision by the U.S. Federal Reserve (the Fed) in September to delay raising its short-term interest rate target for fear of further roiling the markets. However, the Fed indicated in October that it could still raise rates by year end. This environment made it difficult to produce positive investment returns—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned -0.21% and -0.12%, respectively, for the six months.

Meanwhile, munis outperformed. Despite default threats in Puerto Rico and financial concerns facing the city of Chicago and the states of Illinois and New Jersey, the broader muni market was viewed as a relative bastion of stability because of its comparatively high overall credit quality. Investors also focused on munis because this sector has historically performed relatively well in periods of rising interest rates, particularly if the rate increases reflect stronger economic conditions. The Barclays Municipal Bond Index advanced 2.37% for the six months.

After the reporting period, the Fed finally began the process of gradually increasing its overnight interest rate target. But we don’t expect a big increase in intermediate- to longer-maturity bond yields in the near term because of deflationary threats and other headwinds still facing the global economy. We believe the Fed’s moves (and conjecture about these moves) will be accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	2.52%	4.74%	6.34%	3.90%	4.82%(2)	3/31/98
Barclays Municipal Bond Index	—	2.37%	3.10%	4.79%	4.73%	5.03%	—
Institutional Class	AYMIX	2.62%	4.95%	6.55%	—	6.39%	3/1/10
A Class	AYMAX						1/31/03
No sales charge*		2.40%	4.48%	6.07%	3.64%	4.22%
With sales charge*		-2.20%	-0.21%	5.10%	3.17%	3.85%
C Class	AYMCX						7/24/02
No sales charge*		2.12%	3.81%	5.28%	2.87%	3.53%
With sales charge*		1.12%	3.81%	5.28%	2.87%	3.53%
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.60%	0.40%	0.85%	1.60%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

NOVEMBER 30, 2015
Portfolio at a Glance
Weighted Average Maturity	18.8 years
Average Duration (Modified)	5.4 years

Top Five States and Territories	% of net assets
California	12.2%
New York	11.1%
Florida	7.0%
Illinois	6.7%
Texas	5.0%

Top Five Sectors	% of fund investments
Hospital	14%
Special Tax	10%
Industrial Development Revenue/Pollution Control Revenue	9%
Tollroads	8%
Life Care	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	95.6%
Temporary Cash Investments	5.1%
Other Assets and Liabilities	(0.7)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period(1)6/1/15 - 11/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,025.20	$3.04	0.60%
Institutional Class	$1,000	$1,026.20	$2.03	0.40%
A Class	$1,000	$1,024.00	$4.30	0.85%
C Class	$1,000	$1,021.20	$8.08	1.60%
Hypothetical
Investor Class	$1,000	$1,022.00	$3.03	0.60%
Institutional Class	$1,000	$1,023.00	$2.02	0.40%
A Class	$1,000	$1,020.75	$4.29	0.85%
C Class	$1,000	$1,017.00	$8.07	1.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

NOVEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 95.6%
Alabama — 1.0%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Company), VRDN, 1.625%, 10/2/18	$2,000,000	$2,012,140
Jefferson County Sewer Rev., Series 2013 D, 6.50%, 10/1/53	2,000,000	2,323,340
		4,335,480
Alaska — 0.2%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, 5.00%, 6/1/46	1,000,000	841,520
Arizona — 4.3%
Arizona Health Facilities Authority Rev., Series 2014 A, (Banner Health), 5.00%, 1/1/44	1,585,000	1,761,743
Arizona School Facilities Board COP, Series 2015 A, 5.00%, 9/1/23	2,500,000	3,013,450
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	250,000	265,385
Florence Town Inc. Industrial Development Authority Education Rev., (Legacy Traditional Charter School), 6.00%, 7/1/43	1,000,000	1,078,800
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	553,280
Phoenix Industrial Development Authority Education Rev., (Basis School, Inc.), 5.00%, 7/1/45(1)	1,500,000	1,505,610
Phoenix Industrial Development Authority Education Rev., Series 2014 A, (Great Hearts Academies Project), 5.00%, 7/1/44(1)	1,000,000	1,014,600
Phoenix Industrial Development Authority Education Rev., Series 2014 A, (Legacy Traditional Schools Project), 6.75%, 7/1/44(1)	2,000,000	2,245,500
Phoenix Industrial Development Authority Rev., Series 2014, (Guam Facilities Foundation, Inc. Project), 5.375%, 2/1/41	1,000,000	1,004,510
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,157,240
Salt River Project Agricultural Improvement & Power District Rev., Series 2015 A, (Electric System Disribution), 5.00%, 12/1/45	2,000,000	2,305,380
Salt Verde Financial Corp. Senior Gas Rev., Series 2007, 5.00%, 12/1/37	1,000,000	1,120,310
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	512,000	512,876
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	298,000	298,316
		17,837,000
California — 12.2%
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	2,200,000	2,476,078
California County Tobacco Securitization Agency Rev., Series 2006 A, 0.00%, 6/1/50(2)	8,000,000	568,000
California GO, 5.00%, 4/1/37	1,000,000	1,146,370
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,363,320
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	860,000	946,447
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(3)	800,000	1,068,016
California Public Works Board Lease Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/30	1,500,000	1,736,505

7

	Principal Amount	Value
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	$1,500,000	$1,716,855
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/39	3,000,000	3,433,890
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), Series 2010 A, 7.50%, 6/1/42	1,975,000	2,174,435
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,000,000	2,232,840
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/26 (NATL-RE)(2)	2,500,000	1,876,750
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(4)	500,000	388,620
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	2,250,000	2,644,695
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	500,000	577,015
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	500,000	592,240
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(2)	750,000	334,838
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	500,000	456,130
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	2,000,000	1,703,880
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	2,500,000	2,316,200
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	2,000,000	2,226,220
Long Beach Unified School District GO, Capital Appreciation, Series 2008 G, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,213,476
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,102,430
Oakland Redevelopment Agency Rev., 5.00%, 9/1/16, Prerefunded at 100% of Par (Ambac)(3)	3,350,000	3,468,054
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	385,000	471,929
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	252,890
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	200,000	202,328
Poway Unified School District GO, (Election of 2008), 0.00%, 8/1/32(2)	2,000,000	1,084,580
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 A-1, (Public Improvements), 5.50%, 9/1/45	1,500,000	1,584,390
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18(5)(6)	2,931,000	294,976
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	500,000	561,700
San Francisco City and County Airports Commission Rev., Series 2013 A, (San Francisco International Airport), 5.00%, 5/1/23	750,000	896,077
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	285,108
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(2)	1,000,000	393,770

8

	Principal Amount	Value
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	$3,000,000	$3,241,320
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(2)	3,500,000	743,995
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,502,955
		50,279,322
Colorado — 4.5%
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,033,700
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,095,600
Colorado Health Facilities Authority Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	565,055
Denver City and County Airport Rev., Series 2007 A, (United Air Lines Project), 5.75%, 10/1/32	1,500,000	1,558,995
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	800,000	864,280
Denver Health & Hospital Authority Rev., Series 2014 A, 5.25%, 12/1/45	250,000	273,640
Denver Urban Renewal Authority Tax Increment Rev., Series 2013 A-1, 5.00%, 12/1/25	1,500,000	1,730,940
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.19%, 12/3/15	2,200,000	2,193,070
Foothills Metropolitan District Special Assessment Rev., 6.00%, 12/1/38	1,000,000	1,065,750
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	1,400,000	1,402,520
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22(1)	500,000	541,025
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	2,023,927
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,124,570
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(7)	1,800,000	1,151,946
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(6)	1,500,000	959,955
		18,584,973
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority Rev., Series 2015 A, (Yale University), VRDN, 1.375%, 7/11/18	2,500,000	2,528,975
Delaware — 0.4%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,668,555
Florida — 7.0%
Alachua County Health Facilities Authority Rev., (Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,651,455
Brevard County Health Facilities Authority Rev., (Health First, Inc.), 5.00%, 4/1/39	2,445,000	2,672,018
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	1,000,000	1,090,970
Broward County Airport System Rev., Series 2013 C, 5.25%, 10/1/38	500,000	567,925
Broward County Airport System Rev., Series 2015 A, 5.00%, 10/1/28	2,000,000	2,343,080

9

	Principal Amount	Value
Celebration Pointe Community Development District Special Assessment Rev., 5.125%, 5/1/45	$750,000	$758,078
Escambia County Rev., Series 1997, (Gulf Power Co.),VRDN, 2.10%, 4/11/19	500,000	507,115
Florida Development Finance Corp. Rev., Series 2015 A, (Renaissance Charter School, Inc.), 6.125%, 6/15/46(1)	1,000,000	1,002,780
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,028,620
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	1,250,000	1,376,125
Hillsborough County School Board COP, Series 2015 A, (Master Lease Program), 5.00%, 7/1/22	1,250,000	1,482,037
Lakeland Hospital System Rev., (Lakeland Regional Health Systems), 5.00%, 11/15/45	1,500,000	1,646,910
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,626,060
Miami Beach Redevelopment Authority Rev., Series 2015 A, 5.00%, 2/1/27(8)	1,000,000	1,153,720
Miami-Dade County Educational Facilities Authority Rev., Series 2015 A, (University of Miami), 5.00%, 4/1/30	1,250,000	1,425,962
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	1,000,000	1,147,930
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	984,685
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	1,500,000	1,679,205
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/21, Prerefunded at 100% of Par(3)	515,000	675,572
Orange County Health Facilities Authority Rev., (Presbyterian Retirement Communities Project), 5.00%, 8/1/34	1,450,000	1,583,574
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,130,580
Village Community Development District No. 10 Special Assessment Rev., 6.00%, 5/1/44	480,000	551,438
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	805,000	929,059
		29,014,898
Georgia — 2.7%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,096,140
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/19, Prerefunded at 100% of Par(3)	3,000,000	3,591,240
Atlanta Water & Wastewater Rev., Series 2015, 5.00%, 11/1/40	2,500,000	2,859,025
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,178,300
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,043,680
Monroe County Development Authority Pollution Control Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20	1,500,000	1,511,805
		11,280,190
Guam — 0.3%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,090,280
Hawaii — 0.5%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,866,090
Idaho — 0.7%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,000,000	2,926,770

10

	Principal Amount	Value
Illinois — 6.7%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	$1,325,000	$1,330,300
Chicago GO, Series 2015 A, 5.50%, 1/1/39	2,000,000	2,097,520
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	2,200,000	2,524,302
Chicago O'Hare International Airport Rev., Series 2005 A, 5.00%, 1/1/29 (NATL-RE)	1,115,000	1,119,337
Chicago O'Hare International Airport Rev., Series 2015 A, 5.00%, 1/1/27	3,000,000	3,430,410
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/34	245,000	266,031
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/35	245,000	265,249
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/39	1,240,000	1,336,584
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/44	500,000	534,235
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	450,000	481,028
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,125,236
Illinois Finance Authority Rev., Series 2015 A, (OSF Healthcare System), 5.00%, 11/15/45	1,300,000	1,430,013
Illinois Finance Authority Rev., Series 2013 A, (Benedictine University Project), 6.25%, 10/1/33	1,000,000	1,137,040
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	1,240,000	1,240,806
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/18, Prerefunded at 100% of Par(3)	1,500,000	1,768,185
Illinois Finance Authority Rev., Series 2013, (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	1,094,570
Illinois Finance Authority Rev., Series 2015, (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,017,760
Illinois Finance Authority Rev., Series 2015 A, (Rush University Medical Center Obligation Group), 5.00%, 11/15/38	500,000	562,300
Illinois GO, 5.00%, 2/1/39	1,900,000	1,965,550
Illinois GO, 5.50%, 7/1/38	1,000,000	1,063,630
Metropolitan Pier & Exposition Authority Rev., Capital Appreciation, Series 2012 B, (McCormick Place Project), 0.00%, 12/15/41(2)	1,000,000	254,470
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	688,975
		27,733,531
Indiana — 0.1%
Richmond Hospital Authority Rev., Series 2015 A, 5.00%, 1/1/39	500,000	556,485
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	962,530
Louisiana — 1.0%
Louisiana Offshore Terminal Authority Deepwater Port Rev., Series 1997 A, (LOOP LLC Project), VRDN, 0.01%, 12/1/15 (LOC: JPMorgan Chase Bank N.A.)	600,000	600,000
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,712,475
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,691,880
		4,004,355

11

	Principal Amount	Value
Maryland — 2.1%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	$1,000,000	$1,058,720
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	3,099,433
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,092,850
Maryland Health & Higher Educational Facilities Authority Rev., (Lifebridge Health Obligation Group), 5.00%, 7/1/47	2,000,000	2,209,020
Maryland Health & Higher Educational Facilities Authority Rev., (Medstar Health, Inc.), 5.00%, 8/15/42	1,000,000	1,108,430
		8,568,453
Massachusetts — 0.5%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42(1)	1,000,000	1,003,570
Massachusetts Development Finance Agency Rev., Series 2015 F, (Lahey Clinic), 5.00%, 8/15/45	910,000	1,019,500
		2,023,070
Michigan — 2.5%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,820,772
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,428,787
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,846,950
Michigan Finance Authority Rev., Series 2014, (Thomas M. Cooley Law School Project), 6.75%, 7/1/44(1)	1,000,000	1,058,970
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/39	835,000	917,089
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/25 (Q-SBLF)	375,000	445,286
Royal Oak Hospital Finance Authority Rev., Series 2014 D, (William Beaumont Hospital), 5.00%, 9/1/39	1,600,000	1,755,616
		10,273,470
Minnesota — 0.2%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44	1,000,000	987,960
Mississippi — 0.7%
Mississippi Development Bank Special Obligation Rev., Series 2015 A, (Municipal Energy Agency of Mississippi Power Supply), 5.00%, 3/1/29 (AGM)(8)	2,640,000	3,026,074
Missouri — 2.9%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,392,400
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 12/1/15 (LOC: Commerce Bank N.A.)	4,100,000	4,100,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011, (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,372,050
Missouri State Health & Educational Facilities Authority Rev., Series 2013, (St. Louis College of Pharmacy Project), 5.50%, 5/1/43	1,000,000	1,098,130
Missouri State Health & Educational Facilities Authority Rev., Series 2015 B, (St. Louis College of Pharmacy Project), 5.00%, 5/1/45	1,890,000	1,983,120
		11,945,700
Nebraska — 1.7%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,468,936

12

	Principal Amount	Value
Douglas County Hospital Authority No. 2 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	$1,250,000	$1,374,587
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	250,000	274,918
Omaha Public Power District Rev., Series 2012 A, 5.00%, 2/1/42	1,500,000	1,661,520
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20 (Acquired 11/19/09, Cost $2,400,000)(9)	2,400,000	2,407,344
		7,187,305
Nevada — 1.1%
Clark County Improvement District No. 159 Special Assessment Rev., 5.00%, 8/1/30(8)	1,475,000	1,521,743
Clark County Improvement District No. 159 Special Assessment Rev., 5.00%, 8/1/32(8)	375,000	383,651
Clark County Improvement District No. 159 Special Assessment Rev., 5.00%, 8/1/35(8)	700,000	709,100
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	925,000	939,291
Nevada Department of Business & Industry Rev., Series 2015 A, (Somerset Academy), 5.125%, 12/15/45(1)	1,000,000	1,001,530
		4,555,315
New Jersey — 3.6%
New Jersey Economic Development Authority Rev., Series 1999, (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,092,390
New Jersey Economic Development Authority Rev., Series 2003, (Continental Airlines, Inc.), 5.50%, 6/1/33	500,000	550,465
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	2,990,000	2,992,272
New Jersey Economic Development Authority Rev., Series 2013, (The Goethals Bridge Replacement Project), 5.375%, 1/1/43	1,600,000	1,716,368
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/40	2,000,000	2,048,840
New Jersey Economic Development Authority Rev., Series 2014, (Lions Gate Project), 5.25%, 1/1/44	1,000,000	1,026,110
New Jersey Health Care Facilities Financing Authority Rev., Series 2014 A, (Barnabas Health Obligated), 5.00%, 7/1/44	1,000,000	1,089,860
New Jersey Transportation Trust Fund Authority Rev., Series 2012 A, 5.00%, 6/15/42	1,000,000	1,019,530
Tobacco Settlement Financing Corp. Rev., Series 2007 1-A, 4.75%, 6/1/34	2,000,000	1,617,160
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 5.00%, 6/1/41	2,000,000	1,624,520
		14,777,515
New Mexico — 0.3%
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,070,000	1,094,878
New York — 11.1%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	908,960
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,592,415
Build NYC Resource Corp. Rev., Series 2014, (Metropolitan College of New York Project), 5.50%, 11/1/44	1,000,000	1,070,730
Build NYC Resource Corp. Rev., Series 2014, (Pratt Paper NY, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,069,940

13

	Principal Amount	Value
Dutchess County Local Development Corp. Rev., Series 2015 A, (Marist College Project), 5.00%, 7/1/45	$3,000,000	$3,368,910
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.02%, 12/1/15 (LOC: Bayerische Landesbank)	2,700,000	2,700,000
Metropolitan Transportation Authority Rev., Series 2013 D, 5.00%, 11/15/43	1,000,000	1,124,820
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	900,000	1,039,806
New York City GO, Series 2013 J, 5.00%, 8/1/23	750,000	912,847
New York City GO, Series 2015 A, 5.00%, 8/1/18	3,000,000	3,314,430
New York City Industrial Development Agency Rev., Series 2002 B, (John F. Kennedy International Airport Terminal), VRDN, 2.00%, 8/1/16	3,000,000	3,005,220
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	1,000,000	1,076,790
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39	1,160,000	1,342,387
New York Liberty Development Corp. Rev., (World Trade Center), 5.00%, 11/15/44(1)	5,000,000	5,128,400
New York Liberty Development Corp. Rev., Series 2005, (Goldman Sachs Headquarters), 5.25%, 10/1/35	1,030,000	1,230,294
New York State Dormitory Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	598,100
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.50%, 1/1/44	850,000	923,185
New York State Dormitory Authority Rev., Series 2015 A, 5.00%, 3/15/17	1,795,000	1,897,423
New York State Dormitory Authority Rev., Series 2015 A, (North Shore Long Island Jewish Obligated Group), 5.00%, 5/1/43	1,500,000	1,659,510
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,492,036
Onondaga Civic Development Corp. Rev., Series 2014 A, (St. Joseph's Hospital Health Center Project), 5.125%, 7/1/31	500,000	527,575
Port Authority of New York & New Jersey Special Obligation Rev., Series 8, (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,338,540
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,490,830
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2013 A, 0.00%, 11/15/30(2)	2,050,000	1,241,726
TSASC, Inc. Rev., Series 1, 5.125%, 6/1/42	1,000,000	915,240
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	1,655,000	1,832,763
		45,802,877
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2013 A, (Carolinas Health Care System), 5.00%, 1/15/39	1,250,000	1,378,888
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,606,815
North Carolina Medical Care Commission Rev., Series 2015, (Pennybyrn at Maryfield), 5.00%, 10/1/35	1,000,000	1,045,710
		4,031,413
North Dakota — 0.4%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.01%, 12/1/15 (LOC: Bank of America N.A.)	1,700,000	1,700,000

14

	Principal Amount	Value
Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.125%, 6/1/24	$1,000,000	$896,220
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.75%, 6/1/34	1,000,000	866,490
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.875%, 6/1/47	4,000,000	3,468,600
Hamilton County Hospital Facilities Rev., (UC Health), 5.00%, 2/1/44	1,250,000	1,361,300
Muskingum County Hospital Facilities Rev., (Genesis Healthcare System), 5.00%, 2/15/44	2,500,000	2,569,850
Southeastern Ohio Port Authority Hospital Facilities Rev., Series 2015, (Memorial Health System), 5.00%, 12/1/43	250,000	254,353
Southeastern Ohio Port Authority Hospital Facilities Rev., Series 2015, (Memorial Health System), 5.50%, 12/1/43	550,000	587,823
		10,004,636
Oklahoma — 2.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	2,000,000	2,299,200
Trustees of the Tulsa Municipal Airport Trust Rev., 5.50%, 12/1/35	4,000,000	4,292,840
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,742,225
		9,334,265
Oregon — 1.7%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,385,000)(9)	1,385,000	1,418,074
Oregon GO, Series 2011 J, 5.00%, 5/1/36	1,250,000	1,451,412
Oregon GO, Series 2015 F, (Article XI-Q State Projects), 5.00%, 5/1/39	1,500,000	1,748,565
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,097,730
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,373,875
		7,089,656
Pennsylvania — 4.3%
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,385,000	1,398,836
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,046,350
Montgomery County Industrial Development Authority Health System Rev., Series 2015 A, (Albert Einstein Heathcare Network), 5.25%, 1/15/45	1,110,000	1,191,008
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/19, Prerefunded at 100% of Par(3)	2,000,000	2,311,680
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Talen Energy Supply LLC), 6.40%, 12/1/38	1,000,000	1,045,770
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,201,660
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/44	880,000	976,879
Philadelphia Authority for Industrial Development Rev., Series 2014 A, (First Philadelphia Preparatory Charter School Project), 7.25%, 6/15/43	1,500,000	1,698,810
Philadelphia GO, Series 2014 A, 5.00%, 7/15/38	1,500,000	1,663,455

15

	Principal Amount	Value
Philadelphia Hospitals & Higher Education Facilities Authority Rev., Series 2012 A, (Temple University Health System), 5.625%, 7/1/42	$2,500,000	$2,685,175
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,700,265
		17,919,888
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., Series 2015 B, 5.00%, 6/1/50	890,000	903,457
South Carolina — 1.3%
Piedmont Municipal Power Agency Rev., Series 2015 A, 5.00%, 1/1/25	1,245,000	1,482,061
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,594,342
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	2,172,980
		5,249,383
Tennessee — 0.3%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.01%, 12/1/15 (LOC: Bank of America N.A.)	1,435,000	1,435,000
Texas — 5.0%
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45(8)	2,000,000	2,023,540
Central Texas Regional Mobility Authority Rev., Series 2015 A, (Senior Lien), 5.00%, 1/1/40	1,500,000	1,642,170
Dallas-Fort Worth International Airport Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,413,040
Houston Convention & Entertainment Facilities Department Special Tax Rev., 5.00%, 9/1/40	875,000	969,692
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/39	1,000,000	1,109,010
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/19, Prerefunded at 100% of Par(3)	1,000,000	1,182,720
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	547,825
North Texas Tollway Authority Rev., Series 2015 B, 5.00%, 1/1/40	890,000	984,287
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	650,000	723,080
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,106,930
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,606,180
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/20, Prerefunded at 100% of Par(3)	1,500,000	1,804,650
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,721,520
		20,834,644
Virginia — 3.1%
Cherry Hill Community Development Authority Special Assessment Rev., (Potomac Shores Project), 5.40%, 3/1/45(1)	1,000,000	1,023,990
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	1,750,000	1,754,795
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	636,713
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/31	1,000,000	1,168,490

16

	Principal Amount/ Shares	Value
Lower Magnolia Green Community Development Authority Special Assessment Rev., Series 2015, 5.00%, 3/1/45(1)	$1,000,000	$995,350
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,150,760
Tobacco Settlement Financing Corp. Rev., Series 2007 B-1, 5.00%, 6/1/47	500,000	389,580
Virginia College Building Authority Rev., Series 2015 A, (Marymount University Project), 5.00%, 7/1/45(1)	860,000	883,117
Virginia College Building Authority Rev., Series 2015 B, (Marymount University Project), 5.00%, 7/1/45(1)	400,000	410,752
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,141,360
Wise County Industrial Development Authority Rev., Series 2009 A, (Virginia Electric and Power Co.), VRDN, 2.15%, 9/1/20	3,000,000	3,066,300
		12,621,207
Washington — 2.3%
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	1,048,070
Port of Seattle Rev., Series 2015 B, 5.00%, 3/1/18	1,000,000	1,088,420
Seattle Municipal Light & Power Rev., Series 2015 B-2, VRDN, 0.69%, 12/3/15	3,750,000	3,750,000
Washington State Housing Finance Commission Rev., Series 2014 A, (Rockwood Retirement Communities Project), 7.50%, 1/1/49(1)	2,000,000	2,287,960
Washington State Housing Finance Commission Rev., Series 2015 A, (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,275,225
		9,449,675
Wisconsin — 1.7%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	2,027,680
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30	2,500,000	2,940,725
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,177,650
Wisconsin Health & Educational Facilities Authority Rev., Series 2014, (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,052,730
		7,198,785
Wyoming — 0.5%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,263,160
TOTAL MUNICIPAL SECURITIES (Cost $377,047,088)		395,788,740
TEMPORARY CASH INVESTMENTS — 5.1%
Federated Tax-Free Obligations Fund, Institutional Shares (Cost $21,000,000)	21,000,000	21,000,000
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $398,047,088)		416,788,740
OTHER ASSETS AND LIABILITIES — (0.7)%		(3,071,978)
TOTAL NET ASSETS — 100.0%		$413,716,762

17

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $24,063,625, which represented 5.8% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	Non-income producing.

(6)	Security is in default.

(7)	Maturity is in default.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(9)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,825,418, which represented 0.9% of total net assets.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

NOVEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $398,047,088)	$416,788,740
Cash	677,155
Receivable for investments sold	236,000
Receivable for capital shares sold	702,020
Interest receivable	5,100,030
423,503,945

Liabilities
Payable for investments purchased	8,739,840
Payable for capital shares redeemed	592,752
Accrued management fees	193,939
Distribution and service fees payable	37,540
Dividends payable	223,112
9,787,183

Net Assets	$413,716,762

Net Assets Consist of:
Capital paid in	$432,981,872
Distributions in excess of net investment income	(142,774)
Accumulated net realized loss	(37,863,988)
Net unrealized appreciation	18,741,652
$413,716,762

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$278,443,860	29,580,655	$9.41
Institutional Class	$26,825,507	2,849,945	$9.41
A Class	$82,929,798	8,809,949	$9.41*
C Class	$25,517,597	2,712,232	$9.41
*Maximum offering price $9.85 (net asset value divided by 0.955).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,732,775

Expenses:
Management fees	1,124,466
Distribution and service fees:
A Class	93,090
C Class	125,704
Trustees' fees and expenses	11,362
Other expenses	119
1,354,741

Net investment income (loss)	7,378,034

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(323,127)
Futures contract transactions	206,557
(116,570)

Change in net unrealized appreciation (depreciation) on:
Investments	2,568,023
Futures contracts	96,565
2,664,588

Net realized and unrealized gain (loss)	2,548,018

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,926,052

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MAY 31, 2015
Increase (Decrease) in Net Assets	November 30, 2015	May 31, 2015
Operations
Net investment income (loss)	$7,378,034	$14,337,716
Net realized gain (loss)	(116,570)	(3,830,110)
Change in net unrealized appreciation (depreciation)	2,664,588	7,396,340
Net increase (decrease) in net assets resulting from operations	9,926,052	17,903,946

Distributions to Shareholders
From net investment income:
Investor Class	(5,128,864)	(10,220,765)
Institutional Class	(522,280)	(771,394)
A Class	(1,360,125)	(2,558,722)
C Class	(366,765)	(786,832)
Decrease in net assets from distributions	(7,378,034)	(14,337,713)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	39,231,507	19,500,831

Net increase (decrease) in net assets	41,779,525	23,067,064

Net Assets
Beginning of period	371,937,237	348,870,173
End of period	$413,716,762	$371,937,237

Distributions in excess of net investment income	$(142,774)	$(142,774)

See Notes to Financial Statements.

21

Notes to Financial Statements

NOVEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended November 30, 2015 was 0.60% for the Investor Class, A Class and C Class and 0.40% for the Institutional Class.

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Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2015 were $128,413,310 and $107,054,581, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2015		Year ended May 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,450,129	$50,866,980	12,096,857	$113,210,879
Issued in reinvestment of distributions	424,197	3,962,916	800,926	7,501,963
Redeemed	(3,463,476)	(32,280,779)	(11,107,061)	(103,781,243)
	2,410,850	22,549,117	1,790,722	16,931,599
Institutional Class
Sold	491,675	4,574,528	1,118,574	10,444,062
Issued in reinvestment of distributions	55,902	522,280	82,090	769,769
Redeemed	(135,799)	(1,264,754)	(202,358)	(1,883,769)
	411,778	3,832,054	998,306	9,330,062
A Class
Sold	3,124,004	29,022,347	2,673,505	25,082,535
Issued in reinvestment of distributions	134,793	1,259,632	240,333	2,248,964
Redeemed	(1,882,887)	(17,531,497)	(3,534,826)	(32,843,057)
	1,375,910	12,750,482	(620,988)	(5,511,558)
C Class
Sold	208,163	1,941,559	299,356	2,808,283
Issued in reinvestment of distributions	28,758	268,604	60,697	567,867
Redeemed	(226,479)	(2,110,309)	(496,611)	(4,625,422)
	10,442	99,854	(136,558)	(1,249,272)
Net increase (decrease)	4,208,980	$39,231,507	2,031,482	$19,500,831

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$395,788,740	—
Temporary Cash Investments	$21,000,000	—	—
	$21,000,000	$395,788,740	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 34 contracts.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2015, the effect of interest rate risk derivative instruments on the Statement of Operations was $206,557 in net realized gain (loss) on futures contract transactions and $96,565 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$398,047,088
Gross tax appreciation of investments	$22,780,687
Gross tax depreciation of investments	(4,039,035)
Net tax appreciation (depreciation) of investments	$18,741,652

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2015, the fund had accumulated short-term capital losses of $(33,918,069) and accumulated long-term capital losses of $(4,247,603), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2016	2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(151,664)	$(8,112,975)	$(11,481,481)	$(10,841,523)	$(3,330,426)	$(4,247,603)

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$9.36	0.18	0.05	0.23	(0.18)	$9.41	2.52%	0.60%(4)	3.93%(4)	28%	$278,444
2015	$9.25	0.39	0.11	0.50	(0.39)	$9.36	5.43%	0.60%	4.12%	48%	$254,276
2014	$9.55	0.39	(0.30)	0.09	(0.39)	$9.25	1.21%	0.60%	4.40%	87%	$234,790
2013	$9.32	0.40	0.23	0.63	(0.40)	$9.55	6.85%	0.60%	4.16%	111%	$265,529
2012	$8.50	0.44	0.82	1.26	(0.44)	$9.32	15.16%	0.61%	4.89%	70%	$237,949
2011	$8.82	0.47	(0.32)	0.15	(0.47)	$8.50	1.76%	0.61%	5.41%	27%	$126,327
Institutional Class
2015(3)	$9.36	0.19	0.05	0.24	(0.19)	$9.41	2.62%	0.40%(4)	4.13%(4)	28%	$26,826
2015	$9.25	0.40	0.11	0.51	(0.40)	$9.36	5.64%	0.40%	4.32%	48%	$22,816
2014	$9.56	0.41	(0.31)	0.10	(0.41)	$9.25	1.31%	0.40%	4.60%	87%	$13,321
2013	$9.32	0.42	0.24	0.66	(0.42)	$9.56	7.17%	0.40%	4.36%	111%	$4,273
2012	$8.50	0.45	0.83	1.28	(0.46)	$9.32	15.39%	0.41%	5.09%	70%	$7,260
2011	$8.82	0.49	(0.32)	0.17	(0.49)	$8.50	1.97%	0.41%	5.61%	27%	$4,829

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For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$9.36	0.17	0.05	0.22	(0.17)	$9.41	2.40%	0.85%(4)	3.68%(4)	28%	$82,930
2015	$9.25	0.36	0.11	0.47	(0.36)	$9.36	5.17%	0.85%	3.87%	48%	$69,573
2014	$9.55	0.37	(0.30)	0.07	(0.37)	$9.25	0.96%	0.85%	4.15%	87%	$74,515
2013	$9.32	0.37	0.24	0.61	(0.38)	$9.55	6.58%	0.85%	3.91%	111%	$104,785
2012	$8.50	0.42	0.82	1.24	(0.42)	$9.32	14.87%	0.86%	4.64%	70%	$92,154
2011	$8.82	0.45	(0.32)	0.13	(0.45)	$8.50	1.51%	0.86%	5.16%	27%	$78,325
C Class
2015(3)	$9.35	0.14	0.06	0.20	(0.14)	$9.41	2.12%	1.60%(4)	2.93%(4)	28%	$25,518
2015	$9.25	0.29	0.10	0.39	(0.29)	$9.35	4.28%	1.60%	3.12%	48%	$25,272
2014	$9.55	0.30	(0.30)	—	(0.30)	$9.25	0.21%	1.60%	3.40%	87%	$26,244
2013	$9.32	0.30	0.24	0.54	(0.31)	$9.55	5.91%	1.60%	3.16%	111%	$34,865
2012	$8.49	0.35	0.83	1.18	(0.35)	$9.32	14.03%	1.61%	3.89%	70%	$31,344
2011	$8.81	0.38	(0.32)	0.06	(0.38)	$8.49	0.75%	1.61%	4.41%	27%	$24,885

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

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Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

32

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87762 1601

SEMIANNUAL REPORT	NOVEMBER 30, 2015

Intermediate-Term Tax-Free Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Municipal Bonds (Munis) Outperformed During a Volatile Period

Widespread concerns about economic growth (especially in China) and central bank monetary policy decisions helped spark sharp financial market volatility during the reporting period. China’s challenges and events included a stock market crash, a sudden currency devaluation, and massive monetary policy intervention by its central bank. These events rippled through the global markets from July through September, contributing to the decision by the U.S. Federal Reserve (the Fed) in September to delay raising its short-term interest rate target for fear of further roiling the markets. However, the Fed indicated in October that it could still raise rates by year end. This environment made it difficult to produce positive investment returns—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned -0.21% and -0.12%, respectively, for the six months.

Meanwhile, munis outperformed. Despite default threats in Puerto Rico and financial concerns facing the city of Chicago and the states of Illinois and New Jersey, the broader muni market was viewed as a relative bastion of stability because of its comparatively high overall credit quality. Investors also focused on munis because this sector has historically performed relatively well in periods of rising interest rates, particularly if the rate increases reflect stronger economic conditions. The Barclays Municipal Bond Index advanced 2.37% for the six months.

After the reporting period, the Fed finally began the process of gradually increasing its overnight interest rate target. But we don’t expect a big increase in intermediate- to longer-maturity bond yields in the near term because of deflationary threats and other headwinds still facing the global economy. We believe the Fed’s moves (and conjecture about these moves) will be accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of November 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	1.83%	2.22%	3.52%	3.99%	4.97%	3/2/87
Barclays 7 Year Municipal Bond Index	—	2.42%	2.84%	4.08%	4.83%	N/A(2)	—
Institutional Class	AXBIX	1.93%	2.42%	3.74%	4.20%	4.00%	4/15/03
A Class	TWWOX						3/1/10
No sales charge*		1.70%	1.96%	3.28%	—	3.29%
With sales charge*		-2.84%	-2.63%	2.33%	—	2.46%
C Class	TWTCX						3/1/10
No sales charge*		1.32%	1.20%	2.51%	—	2.50%
With sales charge*		0.32%	1.20%	2.51%	—	2.50%
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available January 1990.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

NOVEMBER 30, 2015
Portfolio at a Glance
Weighted Average Maturity	9.3 years
Average Duration (Modified)	4.4 years

Top Five States and Territories	% of net assets
California	17.1%
New York	16.8%
Texas	8.7%
Florida	6.3%
Washington	5.5%

Top Five Sectors	% of fund investments
General Obligation (State)	14%
Tollroads	11%
Special Tax	11%
General Obligation (Local)	10%
Lease Revenue	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.3%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period(1) 6/1/15 - 11/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,018.30	$2.37	0.47%
Institutional Class	$1,000	$1,019.30	$1.36	0.27%
A Class	$1,000	$1,017.00	$3.63	0.72%
C Class	$1,000	$1,013.20	$7.40	1.47%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
Institutional Class	$1,000	$1,023.65	$1.37	0.27%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.41	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

NOVEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.3%
Alabama — 0.2%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	$1,060,000	$1,078,613
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,591,470
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,061,979
		7,732,062
Alaska — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,880,719
Arizona — 1.4%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/16, Prerefunded at 100% of Par (Ambac)(1)	1,935,000	1,980,840
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 1.03%, 1/1/16	7,500,000	6,712,875
Arizona Health Facilities Authority Rev., Series 2015 A, (Banner Health), 5.00%, 1/1/25	1,980,000	2,414,234
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,345,390
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	2,000,000	2,123,080
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	5,532,800
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	1,925,987
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,338,910
Phoenix Civic Improvement Corp. Excise Tax Rev., Series 2015 A, 5.00%, 7/1/21	1,000,000	1,186,000
Phoenix Civic Improvement Corp. Excise Tax Rev., Series 2015 A, 5.00%, 7/1/22	1,225,000	1,476,750
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	1,948,712
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,164,032
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,180,403
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	708,365
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,282,770
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	767,931
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/24 (FGIC)	775,000	796,382
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,250,889
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,471,400
		47,607,750

	Principal Amount	Value
Arkansas — 0.1%
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP plc)	$2,600,000	$2,978,092
California — 17.1%
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/24	1,500,000	1,816,050
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/26	2,000,000	2,379,740
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/27	1,725,000	2,039,588
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/30	1,750,000	2,028,425
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/31	2,000,000	2,313,340
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/32	2,000,000	2,303,640
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/33	1,800,000	2,067,498
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/39	4,000,000	4,527,640
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	3,900,000	4,389,411
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C-4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	6,025,668
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	11,970,011
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.71%, 12/3/15	2,000,000	2,001,700
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.11%, 12/3/15	3,750,000	3,708,600
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/26	5,900,000	7,010,144
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	1,970,000	1,985,346
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	6,215,000	6,828,421
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	2,450,000	2,499,564
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,795,000	3,080,286
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/22	205,000	226,236
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,101,150
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	5,683,350
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	10,185,000	12,341,368
California Department of Water Resources Power Supply Rev., Series 2015 O, 5.00%, 5/1/21	9,760,000	11,638,214
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	3,020,000	3,337,009
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	870,000	961,324
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	3,915,310
California Educational Facilities Authority Rev., Series 2015 A, (University of Southern California), 5.00%, 10/1/25	3,125,000	3,975,844

	Principal Amount	Value
California GO, 5.00%, 10/1/17	$8,000,000	$8,627,920
California GO, 5.25%, 9/1/23	25,000,000	30,378,750
California GO, 5.00%, 9/1/24	10,000,000	12,075,300
California GO, 5.00%, 8/1/26	7,200,000	8,850,888
California GO, 5.00%, 12/1/26	3,755,000	4,574,153
California GO, 5.00%, 2/1/27	10,000,000	11,917,400
California GO, 5.00%, 11/1/27	5,000,000	6,035,850
California GO, 5.00%, 2/1/28	10,000,000	11,844,400
California GO, 5.75%, 4/1/31	16,630,000	19,197,339
California GO, 5.00%, 6/1/32	11,805,000	12,529,473
California GO, 5.00%, 11/1/32	2,785,000	3,002,898
California GO, 6.00%, 4/1/38	5,000,000	5,828,950
California GO, 5.50%, 11/1/39	10,000,000	11,587,300
California GO, Series 2012 B, VRN, 0.91%, 12/3/15	4,000,000	4,033,200
California GO, Series 2012 B, VRN, 1.01%, 12/3/15	1,600,000	1,616,144
California GO, Series 2012 B, VRN, 1.16%, 12/3/15	1,920,000	1,953,331
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/28	5,750,000	6,970,725
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/29	6,680,000	8,045,993
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/30	2,000,000	2,381,960
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,514,970
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,221,956
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,355,000	1,368,523
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	40,465
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	2,090,000	2,416,333
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,846,950
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,743,300
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	11,816,600
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,174,113
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,475,438
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	1,775,000	2,028,452
California Municipal Finance Authority COP, Series 2009, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,606,948
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,714,710
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building - 8 & 9), 6.25%, 4/1/34	4,000,000	4,677,600
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 5.375%, 11/1/22	8,000,000	9,369,360

	Principal Amount	Value
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	$11,500,000	$13,881,535
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,977,150
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	1,935,000	2,202,843
California State University Rev., Series 2015 A, 5.00%, 11/1/20	1,600,000	1,890,256
California State University Rev., Series 2015 A, 5.00%, 11/1/21	1,235,000	1,489,027
California State University Rev., Series 2015 A, 5.00%, 11/1/22	1,295,000	1,591,179
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,548,560
California Statewide Communities Development Authority Rev., Series 2009 E-2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,331,340
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	10,000,000	11,164,200
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 0.96%, 12/3/15	5,000,000	5,010,550
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)	110,000	110,454
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(2)	2,230,000	1,481,344
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	2,350,000	2,762,237
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-1, VRDN, 5.00%, 1/15/18	3,750,000	3,957,150
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	3,900,000	4,500,717
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	1,595,000	1,669,439
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,897,731
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	696,143
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	2,225,000	2,506,974
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,355,000	2,567,398
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/26	1,485,000	1,729,877
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/28	1,250,000	1,433,525
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/29	1,060,000	1,209,820
Los Angeles Community College District GO, Series 2008 E-1, (Election of 2001), 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	2,250,000	2,492,753
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,049,193
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,483,400
Los Angeles Department of Water & Power System Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	5,690,000
Los Angeles Department of Water & Power System Rev., Series 2011 A, 4.00%, 7/1/17	100,000	105,408
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/18	500,000	553,915
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/19	250,000	285,328

	Principal Amount	Value
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/20	$1,000,000	$1,172,240
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	11,945,900
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/21	500,000	590,500
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,544,881
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	6,879,893
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,396,027
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	3,205,000	3,546,236
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	10,070,000	12,050,467
Los Angeles Wastewater System Rev., Series 2015 A, (Green Bonds), 5.00%, 6/1/27	2,400,000	2,961,672
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,593,365
Metropolitan Water District of Southern California Rev., Series 2012 B-2, VRDN, 0.39%, 12/3/15	7,000,000	6,964,370
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,531,886
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,747,700
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,490,600
Oakland Unified School District Alameda County GO, 5.00%, 8/1/20	5,005,000	5,672,867
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,925,000	2,359,646
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/21	1,100,000	1,262,459
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/26	1,025,000	1,200,306
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/27	1,295,000	1,505,438
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/28	1,000,000	1,157,950
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/34	1,000,000	1,126,480
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/35	800,000	896,288
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	6,094,986
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,177,790
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	4,610,000	1,580,124
Regents of the University of California Rev., Series 2015 AO, 5.00%, 5/15/25	3,035,000	3,815,450
Regents of the University of California Rev., Series 2015 AO, 5.00%, 5/15/26	2,555,000	3,172,850
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	2,665,000	3,102,113
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	4,700,000	5,363,264
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,809,520
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	5,555,000	5,688,931

	Principal Amount	Value
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	$2,470,000	$2,774,798
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,329,060
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,484,980
San Francisco City and County Airports Commission Rev., Series 2008 34-F, 5.00%, 5/1/17 (AGC)	4,140,000	4,405,043
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	5,900,000	6,539,796
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(1)	1,525,000	1,573,022
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,175,409
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	630,000	645,863
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	395,000	415,149
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	490,000	525,001
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,162,404
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,258,500
		579,583,239
Colorado — 2.0%
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,355,663
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,239,000
Colorado Health Facilities Authority Rev., Series 2015, (Valley View Hospital Association), 5.00%, 5/15/40(3)	1,000,000	1,100,630
Colorado Health Facilities Authority Rev., Series 2015, (Valley View Hospital Association), 5.00%, 5/15/45(3)	920,000	1,007,980
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (AGC)	1,000,000	1,036,590
Colorado Health Facilities Authority Rev., Series 2008 D-1, (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,684,320
Colorado Health Facilities Authority Rev., Series 2015 A, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	1,000,000	1,075,540
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	15,000	15,077
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,879,300
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	7,400,000	8,246,708
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.19%, 12/3/15	8,650,000	8,622,752
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,333,780
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,064,292
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,479,747
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,279,514
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,572,760

	Principal Amount	Value
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	$1,400,000	$1,566,222
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,554,518
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,665,555
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,124,570
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	11,744,516
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,370,064
		68,019,098
Connecticut — 1.8%
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	8,410,175
Connecticut GO, Series 2012 A, VRDN, 0.54%, 12/3/15	4,300,000	4,305,590
Connecticut GO, Series 2012 A, VRDN, 0.69%, 12/3/15	4,000,000	4,011,520
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G, (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,000,000	3,027,810
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	2,731,554
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A-3, (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,887,112
Connecticut Special Tax Obligation Rev., Series 2015 A, 5.00%, 8/1/28	1,970,000	2,372,018
Connecticut State Health & Educational Facility Authority Rev., Series 2015 A, (Yale University), VRDN, 1.375%, 7/11/18	7,500,000	7,586,925
New Haven GO, Series 2014 B, 5.00%, 8/1/23 (AGM)	10,000,000	11,794,600
		62,127,304
District of Columbia — 1.3%
District of Columbia GO, Series 2015 A, 5.00%, 6/1/20	3,000,000	3,490,980
District of Columbia GO, Series 2015 A, 5.00%, 6/1/22	5,000,000	6,031,150
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	5,751,950
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,256,112
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,423,700
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,500,495
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien), 5.00%, 10/1/34 (AGC)	1,200,000	1,305,768
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2015 B, (Subordinate Lien), 5.00%, 10/1/28	4,710,000	5,713,842
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,529,150
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	4,912,202
		43,915,349
Florida — 6.3%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	3,118,467
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,163,850
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,153,280
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	13,504,038

	Principal Amount	Value
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 5.50%, 6/1/16 (AGC)	$9,450,000	$9,694,188
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,690,600
Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,069,060
Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/18	4,440,000	4,855,318
Citizens Property Insurance Corp. Rev., Series 2012 A-1, (Senior Secured), 5.00%, 6/1/20	6,050,000	6,950,179
Escambia County Rev., Series 1997, (Gulf Power Co.),VRDN, 2.10%, 4/11/19	1,500,000	1,521,345
Florida GO, Series 2015 A, 5.00%, 7/1/24	10,000,000	12,364,800
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,299,100
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	3,974,850
Florida State Board of Education GO, Series 2013 A, 5.00%, 6/1/22	10,000,000	12,062,300
Florida's Turnpike Enterprise Rev., Series 2015 B, (Department of Transportation), 5.00%, 7/1/27	7,780,000	9,428,738
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16, Prerefunded at 100% of Par(1)	410,000	420,000
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,023,740
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	165,000	168,354
Halifax Hospital Medical Center Rev., Series 2006 B-1, 5.50%, 6/1/38 (AGM)	1,000,000	1,078,920
Halifax Hospital Medical Center Rev., Series 2006 B-2, 5.375%, 6/1/31 (AGM)	2,000,000	2,156,860
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	1,950,854
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,711,896
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,116,783
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,810,890
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,393,517
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,669,378
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	3,000,559
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/17, Prerefunded at 100% of Par (AGM)(1)	4,650,000	5,036,136
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,234,450
Miami-Dade County Aviation Department Rev., Series 2014 B, 5.00%, 10/1/37	2,450,000	2,776,903
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/29	800,000	926,200
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	1,560,000	1,795,856
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/31	1,000,000	1,148,740
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/26	2,000,000	2,369,760
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/27	1,500,000	1,764,060
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/30	1,835,000	2,116,948

	Principal Amount	Value
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	$1,300,000	$1,492,309
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	9,335,000	10,413,566
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	9,307,200
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,531,680
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,361,020
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,222,960
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,715,160
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	5,852,150
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,656,420
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,121,175
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	335,000	360,071
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,449,449
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16, Prerefunded at 100% of Par(1)	7,000,000	7,218,050
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,674,385
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/19, Prerefunded at 100% of Par(1)	4,700,000	5,675,861
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	495,807
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	628,106
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/16(1)	1,865,000	1,936,206
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/16(1)	1,730,000	1,796,051
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/16	5,000	5,195
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	1,555,000	1,676,306
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	1,440,000	1,552,334
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17	5,000	5,387
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	145,000	152,933
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,096,120
		214,916,818
Georgia — 1.3%
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,368,432
Atlanta Rev., Series 2009 A, 6.00%, 11/1/19, Prerefunded at 100% of Par(1)	5,000,000	5,937,600
Atlanta Rev., Series 2009 A, 6.00%, 11/1/19, Prerefunded at 100% of Par(1)	3,000,000	3,562,560
City of Atlanta Water & Wastewater Rev., 5.00%, 11/1/27	2,000,000	2,406,400
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,085,720
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	10,278,600
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,331,984
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	6,499,415
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,519,480

	Principal Amount	Value
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	$600,000	$631,728
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,118,680
Private Colleges & Universities Authority Rev., Series 2014, (Savannah College of Art & Design Project), 5.00%, 4/1/44	1,300,000	1,410,500
		45,151,099
Guam — 0.9%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,584,017
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,204,120
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,645,695
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	4,115,000	4,559,502
Guam Government GO, Series 2009 A, 6.75%, 11/15/19, Prerefunded at 100% of Par(1)	12,570,000	15,312,146
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,353,220
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,166,590
		30,825,290
Hawaii — 1.2%
Hawaii GO, Series 2007 DJ, 5.00%, 4/1/17, Prerefunded at 100% of Par (Ambac)(1)	5,000,000	5,291,950
Hawaii GO, Series 2011 EA, 5.00%, 12/1/23	10,000,000	11,928,600
Hawaii GO, Series 2014 EO, 5.00%, 8/1/23	6,000,000	7,325,940
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,773,775
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	899,784
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/19, Prerefunded at 100% of Par(1)	3,000,000	3,389,580
Honolulu City and County GO, Series 2015 B, 5.00%, 10/1/25	3,000,000	3,758,820
Honolulu City and County GO, Series 2015 C, 5.00%, 10/1/25	3,000,000	3,758,820
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,077,285
		40,204,554
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	273,850
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,391,200
		3,665,050
Illinois — 4.2%
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/19	800,000	891,048
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/21	800,000	926,408
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/22	600,000	703,404
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,431,050
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	621,780
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,329,360
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,004,160

	Principal Amount	Value
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	$1,000,000	$1,149,600
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/23	1,455,000	1,723,026
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/24	3,940,000	4,682,414
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/29	9,000,000	10,344,870
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/29	1,100,000	1,207,987
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/31	1,000,000	1,085,740
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/32	1,000,000	1,082,110
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/39	2,200,000	2,355,342
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/34	725,000	787,234
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/35	725,000	784,921
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/39	1,405,000	1,514,435
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	2,520,000	2,693,754
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,875,814
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	1,915,000	1,916,245
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/18, Prerefunded at 100% of Par(1)	5,000,000	5,750,500
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 5/1/19, Prerefunded at 100% of Par(1)	5,000,000	5,886,100
Illinois Finance Authority Rev., Series 2009, (Central DuPage Health), 5.00%, 11/1/27	3,475,000	3,872,748
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,015,660
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,348,040
Illinois Finance Authority Rev., Series 2015 B, (Advocate Health Care Network), 5.00%, 5/1/22	1,500,000	1,789,125
Illinois Finance Authority Rev., Series 2015 B, (Rush University Medical Center), 5.00%, 11/15/29	5,000,000	5,824,850
Illinois GO, 5.50%, 7/1/38	4,900,000	5,211,787
Illinois GO, 5.00%, 2/1/39	3,000,000	3,103,500
Illinois GO, 5.00%, 5/1/39	5,880,000	6,088,093
Illinois Toll Highway Authority Rev., Series 2010 A-1, 5.00%, 1/1/25	5,000,000	5,623,300
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	2,450,000	2,717,736
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36	15,000,000	16,924,650
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,347,460
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,655,500
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	550,000	636,125
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,036,280
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/20(3)	1,000,000	1,134,880
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/21(3)	1,000,000	1,151,070
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/22(3)	1,750,000	2,034,935
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/23(3)	1,245,000	1,459,613

	Principal Amount	Value
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/24(3)	$1,750,000	$2,062,060
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,314,636
		144,099,350
Indiana — 1.6%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,035,270
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,567,728
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,650,096
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,732,601
Indiana Finance Authority Lease Rev., Series 2008 A-1, 5.00%, 11/1/16	5,000,000	5,206,550
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/16	1,055,000	1,088,085
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,128,820
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,491,074
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,150,880
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,309,907
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,402,100
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,624,729
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,377,350
Indiana Finance Authority Rev., Series 2015 A, (Convention Center Expansion Project), 5.00%, 2/1/27	1,120,000	1,346,867
Indiana Finance Authority Rev., Series 2015 A, (Convention Center Expansion Project), 5.00%, 2/1/28	2,005,000	2,392,386
Indiana Finance Authority Rev., Series 2015 A, (Convention Center Expansion Project), 5.00%, 2/1/29	2,500,000	2,944,450
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.00%, 2/1/23	1,735,000	2,080,751
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.00%, 2/1/24	2,200,000	2,644,092
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.00%, 2/1/26	3,030,000	3,686,116
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.25%, 2/1/27	2,000,000	2,451,420
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,118,217
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,560,274
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	1,935,021
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,031,720
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,143,840
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	4,788,210
		55,888,554
Iowa — 0.1%
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,722,820
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	2,813,750
		4,536,570

	Principal Amount	Value
Kansas — 0.1%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	$4,500,000	$4,659,795
Kentucky — 0.8%
Kentucky Asset / Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,597,440
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,260,940
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,374,012
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	8,850,000	9,389,673
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	4,786,392
Kentucky Turnpike Authority Economic Development Road Rev., Series 2015 B, 5.00%, 7/1/19	1,000,000	1,131,850
Kentucky Turnpike Authority Economic Development Road Rev., Series 2015 B, 5.00%, 7/1/20	1,500,000	1,735,800
		26,276,107
Louisiana — 0.9%
Louisiana Offshore Terminal Authority Deepwater Port Rev., Series 1997 A, (LOOP LLC Project), VRDN, 0.01%, 12/1/15 (LOC: JPMorgan Chase Bank N.A.)	6,050,000	6,050,000
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,547,289
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,676,650
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,621,440
New Orleans GO, 5.00%, 12/1/21	6,000,000	7,007,160
New Orleans Sewerage Service Rev., 4.00%, 6/1/16	500,000	508,605
New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	795,038
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	545,690
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	392,179
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	463,672
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	294,235
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	236,782
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,077,490
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,137,770
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,445,612
		31,799,612
Maine — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,914,242
Maryland — 0.9%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,092,850
Maryland GO, Series 2009 B, 5.25%, 8/15/18	4,000,000	4,467,080
Maryland GO, Series 2009 C, 5.00%, 11/1/19	5,055,000	5,816,131
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	5,712,550
Maryland GO, Series 2013 A, 5.00%, 3/1/21, Prerefunded at 100% of Par(1)	10,000,000	11,836,700
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,794,531
		30,719,842

	Principal Amount	Value
Massachusetts — 3.9%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/18, Prerefunded at 100% of Par(1)	$955,000	$1,060,824
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	2,345,000	2,583,275
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	735,000	770,015
Massachusetts GO, Series 2011 A, (Consolidated Loan), 5.00%, 4/1/28	10,000,000	11,590,800
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,187,102
Massachusetts GO, Series 2013 E, (Consolidated Loan), 5.00%, 8/1/24	10,000,000	11,930,300
Massachusetts GO, Series 2015 A, 5.00%, 7/1/27	10,000,000	12,639,400
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	6,800,000	7,712,492
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/18, Prerefunded at 100% of Par(1)	10,000,000	11,238,300
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,171,240
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,659,465
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,164,755
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,407,129
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	284,000
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	3,019,771
Massachusetts School Building Authority Sales Tax Rev., Series 2011 B, (Senior Lien), 5.00%, 10/15/32	6,630,000	7,748,879
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	9,154,765
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, (Senior Lien), 5.00%, 8/15/30	3,575,000	4,235,267
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,126,770
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,760,620
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/25	7,740,000	9,027,007
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/28	1,000,000	1,162,490
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/29	1,755,000	2,053,736
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,194,130
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,165,349
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	5,017,452
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,187,280
		131,252,613
Michigan — 2.6%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,211,165
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	5,213,600

	Principal Amount	Value
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	$19,825,000	$21,617,973
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,367,470
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	1,065,550
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,576,410
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,794,850
Michigan Finance Authority Rev., Series 2014 C-6, (Detroit Water & Sewerage Department), 5.00%, 7/1/33	2,000,000	2,188,160
Michigan Finance Authority Rev., Series 2014 D-4, (Detroit Water & Sewerage Department), 5.00%, 7/1/34	1,500,000	1,635,360
Michigan Finance Authority Rev., Series 2014 H-1, (Detroit Regional Convention Facility Authority Local Project Bonds), 5.00%, 10/1/27	3,030,000	3,525,314
Michigan Finance Authority Rev., Series 2014 H-1, (Detroit Regional Convention Facility Authority Local Project Bonds), 5.00%, 10/1/28	3,465,000	3,993,447
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/25	1,000,000	1,175,020
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/27	1,400,000	1,608,782
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/28	1,250,000	1,422,400
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/29	1,565,000	1,764,459
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/18 (Q-SBLF)	2,000,000	2,175,840
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,547,320
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,391,647
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,700,880
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	7,495,000	7,511,189
Wayne County Airport Authority Rev., Series 2007, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/18 (NATL-RE)	3,000,000	3,242,340
Wayne County Airport Authority Rev., Series 2007, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/19 (NATL-RE)	2,000,000	2,158,240
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,134,810
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	735,462
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,324,613
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,288,828
		88,371,129
Minnesota — 0.6%
Minnesota GO, 5.00%, 11/1/16	6,455,000	6,731,661
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	5,710,600
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,936,240
		19,378,501

	Principal Amount	Value
Mississippi — 0.9%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	$1,645,000	$1,706,128
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,009,530
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,160,000	4,654,083
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,692,300
Mississippi Development Bank Special Obligation Rev., Series 2013, (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	4,150,000	5,323,205
Mississippi GO, Series 2013 B, 5.00%, 12/1/27	5,000,000	5,951,450
Mississippi GO, Series 2015 C, 5.00%, 10/1/18	3,625,000	4,038,032
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/16, Prerefunded at 100% of Par (AGM)(1)	1,940,000	1,963,474
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/16, Prerefunded at 100% of Par (AGM)(1)	1,195,000	1,209,460
		31,547,662
Missouri — 0.3%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,425,185
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	2,000,000	2,173,600
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	2,965,950
Missouri Joint Municipal Electric Utility Commission Rev., Series 2006, (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,156,637
		9,721,372
Nebraska — 0.4%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,899,525
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	3,900,000	4,288,713
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/18, Prerefunded at 100% of Par(1)	2,500,000	2,713,250
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/17, Prerefunded at 100% of Par(1)	3,000,000	3,155,490
		13,056,978
Nevada — 0.7%
Las Vegas Valley Water District GO, Series 2015 A, (Limited Tax), 5.00%, 6/1/22	10,000,000	12,014,400
Nevada GO, Series 2013 D-1, 5.00%, 3/1/22	4,800,000	5,750,544
Nevada GO, Series 2015 D, (Capital Improvements), 5.00%, 4/1/27	5,710,000	6,926,401
		24,691,345
New Hampshire†
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	890,000	900,484
New Jersey — 3.5%
New Jersey Economic Development Authority Rev., Series 2005 K, (School Facilities Construction), 5.25%, 12/15/20 (Ambac)	5,000,000	5,502,500
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facilities Construction), 5.00%, 9/1/18, Prerefunded at 100% of Par(1)	110,000	121,911
New Jersey Economic Development Authority Rev., Series 2014 PP, (School Facilities Construction), 5.00%, 6/15/26	5,000,000	5,358,050

	Principal Amount	Value
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facilities Construction), 5.00%, 6/15/23	$2,335,000	$2,543,072
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facilities Construction), 5.00%, 6/15/24	4,015,000	4,360,210
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facilities Construction), 5.00%, 6/15/25	5,000,000	5,395,900
New Jersey Economic Development Authority Rev., Series 2015 WW, 5.25%, 6/15/40	3,250,000	3,416,725
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,137,318
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,903,486
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	83,164
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	1,841,134
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/28	2,000,000	2,329,580
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/29	14,940,000	17,357,441
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	5,000,000	5,901,150
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/33	5,215,000	5,944,161
New Jersey State Turnpike Authority Rev., Series 2014 C, 5.00%, 1/1/20	10,000,000	11,420,500
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,444,171
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	7,738,993
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,292,550
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,240,690
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.00%, 6/15/42	12,780,000	12,995,982
New Jersey Transportation Trust Fund Authority Rev., Series 2013 AA, 5.00%, 6/15/44	4,900,000	4,998,588
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA, 5.00%, 6/15/38	6,800,000	6,951,640
		118,278,916
New Mexico — 0.5%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,067,730
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,313,020
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,206,580
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/22	725,000	867,579
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/23	1,625,000	1,963,682
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/25	775,000	948,817
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/26	1,000,000	1,202,420
New Mexico Municipal Energy Acquisition Authority Rev., Series 2014 A, VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,627,150
		17,196,978
New York — 16.8%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	4,203,940

	Principal Amount	Value
Hempstead Town Local Development Corp. Rev., Series 2011, (Hofstra University), 5.00%, 7/1/24	$1,465,000	$1,678,245
Hempstead Town Local Development Corp. Rev., Series 2011, (Hofstra University), 5.00%, 7/1/26	1,130,000	1,275,160
Hempstead Town Local Development Corp. Rev., Series 2011, (Hofstra University), 5.00%, 7/1/27	1,320,000	1,480,789
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,200,550
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.02%, 12/1/15 (LOC: Bayerische Landesbank)	550,000	550,000
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,782,365
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/34	11,410,000	12,947,840
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/35	3,500,000	3,963,190
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	1,750,000	2,000,670
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.38%, 12/3/15	1,000,000	986,180
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	5,756,900
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,380,854
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,162,180
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/26	5,000,000	5,939,450
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	5,433,082
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/29	10,360,000	12,012,938
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	5,000,000	5,589,400
Metropolitan Transportation Authority Rev., Series 2014 D, VRDN, 0.37%, 12/3/15	7,500,000	7,443,825
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 5/15/19, Prerefunded at 100% of Par(1)	1,680,000	1,911,134
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 5/15/19, Prerefunded at 100% of Par(1)	1,400,000	1,592,612
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	120,000	135,088
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	100,000	111,967
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	750,000	874,598
New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	5,000	5,021
New York City GO, Series 2006 J-1, 5.00%, 6/1/18	10,000	10,242
New York City GO, Series 2008 J, VRN, 0.39%, 12/3/15	3,500,000	3,499,125
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	4,510,000	5,210,583
New York City GO, Series 2013 D, 5.00%, 8/1/22	7,565,000	9,114,085
New York City GO, Series 2013 J, 5.00%, 8/1/18	4,095,000	4,524,197
New York City GO, Series 2013 J, 5.00%, 8/1/23	10,000,000	12,171,300
New York City GO, Series 2015 A, 5.00%, 8/1/18	5,000,000	5,524,050
New York City GO, Series 2015 A, 5.00%, 8/1/27	5,095,000	6,179,267
New York City GO, Series 2015 B, 5.00%, 8/1/27	4,830,000	5,857,872
New York City GO, Series 2015 C, 5.00%, 8/1/25	1,650,000	2,028,890

	Principal Amount	Value
New York City GO, Series 2015 C, 5.00%, 8/1/26	$5,370,000	$6,521,113
New York City GO, Series 2015-1, 5.00%, 8/1/20	5,000,000	5,837,050
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,440,302
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 EE, (Second General Resolution), 5.00%, 6/15/39	7,010,000	7,827,927
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,583,400
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39	8,695,000	10,062,115
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/17, Prerefunded at 100% of Par(1)	2,555,000	2,712,848
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	1,700,000	1,919,844
New York City Transitional Finance Authority Rev., Series 2011 S1-A, 5.00%, 7/15/25	4,850,000	5,714,513
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	445,000	463,757
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	3,345,000	3,489,270
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17(1)	715,000	772,815
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	5,365,000	5,803,481
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds), 5.00%, 11/1/21	4,000,000	4,771,280
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,567,800
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/24	4,000,000	4,769,680
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/25	6,000,000	7,135,860
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/28	12,960,000	15,465,686
New York City Transitional Finance Authority Rev., Series 2015 A-1, (Future Tax Secured Bonds), 5.00%, 8/1/29	10,000,000	12,006,800
New York City Transitional Finance Authority Rev., Series 2015 C, (Future Tax Secured Bonds), 5.00%, 11/1/25	3,000,000	3,713,880
New York City Transitional Finance Authority Rev., Series 2015 C, (Future Tax Secured Bonds), 5.00%, 11/1/26	15,000,000	18,361,950
New York City Transitional Finance Authority Rev., Series 2015 S-1, (Building Aid Revenue Bonds), 5.00%, 7/15/29	6,375,000	7,545,195
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	5,912,100
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,894,242
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,680,782
New York GO, Series 2009 H-1, 5.00%, 3/1/17	3,000,000	3,164,250
New York GO, Series 2009 H-1, 5.00%, 3/1/22	7,000,000	7,821,590
New York GO, Series 2009 J-1, 5.00%, 5/15/22	6,570,000	7,385,140
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,345,424
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,178,534
New York GO, Series 2011 A-1, 5.00%, 8/1/18	5,000,000	5,524,050
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	3,820,114
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	5,708,100
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	7,959,860

	Principal Amount	Value
New York Liberty Development Corp. Rev., Series 2005, (Goldman Sachs Headquarters), 5.25%, 10/1/35	$9,535,000	$11,389,176
New York Power Authority Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,210,870
New York State Dormitory Authority Personal Income Tax Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	11,450,000
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.00%, 2/15/19, Prerefunded at 100% of Par(1)	5,000	5,640
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.25%, 2/15/19, Prerefunded at 100% of Par(1)	30,000	34,084
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.25%, 2/15/25	8,795,000	9,874,322
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.00%, 2/15/39	3,995,000	4,430,175
New York State Dormitory Authority Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,637,553
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	9,881,104
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,381,884
New York State Dormitory Authority Rev., Series 2009, (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,117,180
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,420,172
New York State Dormitory Authority Rev., Series 2012 D, 5.00%, 2/15/27	8,235,000	9,641,538
New York State Dormitory Authority Rev., Series 2012 D, 5.00%, 2/15/22, Prerefunded at 100% of Par(1)	1,765,000	2,130,320
New York State Dormitory Authority Rev., Series 2015 A, 5.00%, 3/15/17	5,380,000	5,686,983
New York State Dormitory Authority Rev., Series 2015 A, (Columbia University), 5.00%, 10/1/25	3,500,000	4,441,290
New York State Dormitory Authority Rev., Series 2015 A, (Columbia University), 5.00%, 10/1/45	3,500,000	4,746,420
New York State Dormitory Authority Rev., Series 2015 A, (New York University), 5.00%, 7/1/20	1,300,000	1,518,842
New York State Dormitory Authority Rev., Series 2015 A, (New York University), 5.00%, 7/1/21	1,840,000	2,193,133
New York State Dormitory Authority Rev., Series 2015 A, (New York University), 5.00%, 7/1/22	1,580,000	1,906,870
New York State Dormitory Authority Rev., Series 2015 A, (New York University), 5.00%, 7/1/23	3,190,000	3,902,008
New York State Environmental Facilities Corp. Rev., Series 2015 D, 5.00%, 9/15/23	7,660,000	9,438,192
New York State Environmental Facilities Corp. Rev., Series 2015 D, 5.00%, 3/15/24	7,340,000	9,096,022
New York State Thruway Authority Rev., Series 2009 A-1, 5.00%, 4/1/23	3,000,000	3,338,130
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	3,959,603
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	6,900,000	7,756,566
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/28	5,000,000	6,012,550
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/29	9,850,000	11,721,204
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A-1, 5.00%, 4/1/25	5,865,000	6,767,272
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,006,150
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	3,900,000	4,611,360

	Principal Amount	Value
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	$2,585,000	$2,766,596
Port Authority of New York & New Jersey Special Obligation Rev., Series 2010 8, (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	965,405
Port Authority of New York & New Jersey Special Obligation Rev., Series 2010 8, (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	3,040,102
Port Authority of New York & New Jersey Special Obligation Rev., Series 2013 179, 5.00%, 12/1/27	10,000,000	12,112,300
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	10,646,800
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	8,822,043
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	502,350
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	804,606
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,086,040
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,000,000	1,070,910
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	11,020,200
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,363,165
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	3,601,241
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,527,920
Triborough Bridge & Tunnel Authority Rev., Series 2015 A, 5.00%, 11/15/29	700,000	841,036
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	3,310,000	3,665,527
		569,961,195
North Carolina — 0.7%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,212,600
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,069,350
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,422,581
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	2,790,000	2,923,781
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	2,955,000	3,205,111
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/18, Prerefunded at 100% of Par(1)	2,500,000	2,726,125
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,180,900
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	1,981,260
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,630,567
Raleigh Durham Airport Authority Rev., Series 2015 A, 5.00%, 5/1/20	450,000	522,549
Raleigh Durham Airport Authority Rev., Series 2015 A, 5.00%, 5/1/21	360,000	426,593
Raleigh Durham Airport Authority Rev., Series 2015 A, 5.00%, 5/1/22	760,000	911,430
		25,212,847

	Principal Amount	Value
North Dakota — 0.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.01%, 12/1/15 (LOC: Bank of America N.A.)	$5,600,000	$5,600,000
Ohio — 2.4%
American Municipal Power, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	575,000	605,717
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,583,120
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,825,150
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	4,046,581
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,837,901
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,741,770
Cleveland Income Tax Rev., (Subordinate Lien), 5.00%, 5/15/21	1,475,000	1,723,596
Cleveland Income Tax Rev., (Subordinate Lien), 5.00%, 5/15/23	1,305,000	1,553,929
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	4,900,000	5,445,321
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,150,000	2,290,567
Miami University Rev., 5.00%, 9/1/25	4,440,000	5,135,881
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp.), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	24,600,000	25,097,658
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,224,640
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,713,150
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	620,000	698,058
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	223,848
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	1,993,266
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	235,316
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	3,948,386
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,201,000
		80,124,855
Oklahoma — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/18, Prerefunded at 100% of Par(1)	3,000,000	3,363,210
Oklahoma Development Finance Authority Rev., Series 2015 A, (INTEGRIS Obligated Group), 5.00%, 8/15/25	1,500,000	1,842,900
Oklahoma Development Finance Authority Rev., Series 2015 A, (INTEGRIS Obligated Group), 5.00%, 8/15/26	1,000,000	1,216,240
Oklahoma Development Finance Authority Rev., Series 2015 A, (INTEGRIS Obligated Group), 5.00%, 8/15/27	1,000,000	1,205,570
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,137,391
		9,765,311
Oregon — 0.4%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,223,176
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,174,398
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,782,345
Oregon GO, Series 2015 O, 5.00%, 8/1/20	1,000,000	1,171,090

	Principal Amount	Value
Oregon GO, Series 2015 O, 5.00%, 8/1/21	$750,000	$895,155
Oregon GO, Series 2015 O, 5.00%, 8/1/22	700,000	849,814
Oregon GO, Series 2015 O, 5.00%, 8/1/23	1,340,000	1,648,307
Oregon GO, Series 2015 O, 5.00%, 8/1/24	1,000,000	1,245,170
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,303,129
		14,292,584
Pennsylvania — 3.9%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,662,750
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.51%, 12/3/15	2,500,000	2,519,575
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,163,168
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/16	1,200,000	1,204,620
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	2,723,396
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,090,446
Geisinger Authority Health System Rev., VRN, 0.99%, 2/1/16	5,000,000	4,268,950
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/19, Prerefunded at 100% of Par(1)	5,000,000	5,779,200
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	6,002,213
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	15,525,000	17,659,843
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,211,422
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	2,879,018
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,187,754
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,143,690
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/25	1,000,000	1,169,250
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/26	1,000,000	1,161,210
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	1,150,000	1,326,583
Pennsylvania Higher Educational Facilities Authority Rev., Series 2015, (University of Pennsylvania), 5.00%, 8/15/20	1,600,000	1,859,296
Pennsylvania Turnpike Commission Rev., Series 2014 A, Capital Appreciation, 0.00%, 12/1/21(4)	1,800,000	1,441,800
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	11,213,200
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.61%, 12/3/15	5,000,000	4,977,350
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.69%, 12/3/15	3,945,000	3,917,543
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.00%, 12/1/32	6,505,000	7,392,802
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.25%, 12/1/39	5,000,000	5,646,000
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/26	1,850,000	2,197,115
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/27	945,000	1,113,125
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/28	1,000,000	1,168,290
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,071,430

	Principal Amount	Value
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	$1,415,000	$1,551,491
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	16,376,667
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,496,320
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,155,310
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	4,950,000	5,484,303
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,084,316
		133,299,446
Rhode Island†
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	1,015,000	1,054,078
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/24	1,750,000	2,120,125
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/25	2,945,000	3,539,272
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(1)	1,060,000	1,108,378
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(1)	2,260,000	2,363,146
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(1)	700,000	731,948
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(1)	3,000,000	3,136,920
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	733,625
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE)	875,000	1,016,838
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	140,764
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	487,648
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	376,961
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/16	5,000,000	5,020,250
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/17	3,000,000	3,143,010
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,918,457
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	2,766,202
		29,603,544
Tennessee — 0.2%
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond Fund), VRDN, 0.01%, 12/1/15 (LOC: Bank of America N.A.)	2,570,000	2,570,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,500,350
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,046,140
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/18, Prerefunded at 100% of Par(1)	180,000	198,245
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/18, Prerefunded at 100% of Par(1)	820,000	903,320
		7,218,055

	Principal Amount	Value
Texas — 8.7%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	$3,325,000	$3,727,558
Austin Water & Wastewater System Rev., Series 2011, (Travis, Williamson and Hays Counties), 5.00%, 11/15/28	5,300,000	6,235,344
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16, Prerefunded at 100% of Par (Ambac)(1)	1,000,000	1,010,030
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	353,497
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,860,150
Central Texas Regional Mobility Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 1/1/21	860,000	982,602
Central Texas Regional Mobility Authority Rev., Series 2015 A, (Senior Lien), 5.00%, 1/1/45	1,900,000	2,065,756
Central Texas Turnpike System Rev., Series 2015 C, 5.00%, 8/15/42	1,750,000	1,907,063
City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	530,250
City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	571,620
City of Houston Convention & Entertainment Facilities Department Hotel Occupancy Tax Rev., 5.00%, 9/1/25	1,000,000	1,198,580
City Public Service Board of San Antonio Rev., 5.00%, 2/1/19	10,000,000	11,245,700
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	3,300,000	3,724,116
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,010,170
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,185,306
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,581,717
Dallas Waterworks & Sewer System Rev., Series 2015 A, 5.00%, 10/1/25	2,750,000	3,437,280
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,377,775
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,090,580
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/18	720,000	799,927
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	725,000	844,444
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/21	500,000	590,005
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/22	400,000	479,504
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/23	645,000	782,540
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,053,800
Fort Worth Water & Sewer System Rev., Series 2015 A, 5.00%, 2/15/24	11,780,000	14,422,843
Frisco Independent School District GO, Series 2015, 5.00%, 8/15/21 (PSF-GTD)	4,015,000	4,784,354
Frisco Independent School District GO, Series 2015, 5.00%, 8/15/22 (PSF-GTD)	3,140,000	3,809,856
Garland Independent School District GO, Series 2015 A, 5.00%, 2/15/22 (PSF-GTD)	4,125,000	4,953,382
Garland Independent School District GO, Series 2015 A, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,564,095
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	2,205,000	2,405,501

	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	$2,500,000	$2,816,625
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2015-1, (Texas Children's Hospital), 5.00%, 10/1/21	2,200,000	2,607,726
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2015-1, (Texas Children's Hospital), 5.00%, 10/1/22	2,500,000	3,006,125
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2015-1, (Texas Children's Hospital), 5.00%, 10/1/23	1,950,000	2,366,383
Harris County GO, Series 2015 A, 5.00%, 10/1/19	6,765,000	7,746,331
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,360,900
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/25(3)	3,170,000	3,945,382
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/26(3)	1,660,000	2,044,439
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/27(3)	1,500,000	1,833,150
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/28(3)	1,000,000	1,212,090
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/29(3)	1,000,000	1,204,560
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/20	1,220,000	1,397,925
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/21	900,000	1,041,093
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/23	850,000	1,001,071
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/24	700,000	828,807
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/25	760,000	892,407
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/26	1,000,000	1,163,660
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/27	510,000	589,494
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/29	2,300,000	2,620,206
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/30	1,000,000	1,132,560
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/32	485,000	544,092
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/33	1,000,000	1,118,560
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,401,680
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	3,027,405
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,688,520
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/27	2,050,000	2,408,299
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/28	710,000	826,681
Houston Independent School District GO, Series 2013 B, (Harris County), VRDN, 1.70%, 6/1/18 (PSF-GTD)	14,050,000	14,137,953
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(1)	2,650,000	3,026,856
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,130,120
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,739,125
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,146,240

	Principal Amount	Value
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	$3,435,000	$3,919,232
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,275,820
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,035,020
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,388,667
Metropolitan Transit Authority of Harris County Rev., Series 2015 B, 5.00%, 11/1/26	2,000,000	2,451,240
Metropolitan Transit Authority of Harris County Rev., Series 2015 B, 5.00%, 11/1/27	3,500,000	4,257,540
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,712,144
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/21	7,615,000	8,882,821
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/28	3,000,000	3,406,410
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/30	6,310,000	7,111,812
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	1,960,000	2,168,485
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	3,475,000	4,163,641
North Texas Tollway Authority Rev., Series 2015 B, 5.00%, 1/1/40	2,050,000	2,267,177
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,720,368
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	556,760
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	4,300,000	4,783,449
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,250,130
San Antonio GO, 5.00%, 2/1/18	2,650,000	2,888,155
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,515,130
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,012,210
Texas GO, 5.00%, 10/1/16	3,355,000	3,487,288
Texas GO, 5.00%, 10/1/17	2,225,000	2,399,217
Texas Transportation Commission State Highway Fund Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,072,900
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, (First Tier), VRDN, 0.36%, 12/3/15	4,800,000	4,800,624
Texas Water Development Board Rev., Series 2015 A, 5.00%, 4/15/28	3,570,000	4,387,173
Texas Water Development Board Rev., Series 2015 A, 5.00%, 10/15/28	7,090,000	8,695,389
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,144,890
University of North Texas Rev., Series 2015 A, 5.00%, 4/15/27	5,770,000	6,964,909
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,122,940
		294,433,351
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	5,500,000	6,114,570
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/24	3,335,000	3,783,391
		9,897,961

	Principal Amount	Value
Utah — 0.3%
Utah GO, Series 2009 C, 5.00%, 7/1/18	$4,000,000	$4,426,960
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,388,157
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,413,736
		9,228,853
Vermont — 0.2%
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/24 (AGM)	500,000	577,785
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/30 (AGM)	500,000	560,705
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	4,614,067
		5,752,557
Virginia — 0.6%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,597,367
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,642,780
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	2,028,421
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,319,680
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/19, Prerefunded at 100% of Par(1)	4,150,000	4,754,572
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	2,800,000	3,233,972
		20,576,792
Washington — 5.5%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,195,557
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	6,353,342
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,332,010
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	5,648,443
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	5,961,000
Energy Northwest Electric Rev., Series 2014 A, (Columbia Generating), 5.00%, 7/1/18	2,410,000	2,661,339
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	6,945,000	8,341,431
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	1,000,000	1,023,700
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,152,870
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	5,612,800
Seattle Municipal Light & Power Rev., Series 2015 B-2, VRDN, 0.69%, 12/3/15	11,250,000	11,250,000
Seattle Water System Rev., Series 2015, 5.00%, 5/1/22	10,000,000	12,021,400
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	6,690,000	6,847,884
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/17	1,500,000	1,573,020
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/18	1,000,000	1,063,920
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/19	2,000,000	2,176,140
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/19	1,000,000	1,118,330
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	1,955,399
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,379,680

	Principal Amount/Shares	Value
Washington GO, Series 2015 A-1, 5.00%, 8/1/29	$18,595,000	$22,423,525
Washington GO, Series R-2012 A, 5.00%, 7/1/21	3,375,000	4,005,754
Washington GO, Series R-2012 A, 5.00%, 7/1/22	5,000,000	5,961,000
Washington GO, Series R-2012 C, 5.00%, 7/1/23	3,855,000	4,632,592
Washington GO, Series R-2012 C, 5.00%, 7/1/26	13,800,000	16,445,874
Washington GO, Series R-2015 C, 5.00%, 7/1/20	6,105,000	7,114,889
Washington GO, Series R-2015 H, 5.00%, 7/1/27	10,000,000	12,102,100
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	4,947,615
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.01%, 12/1/15 (LOC: Barclays Bank PLC)	18,480,000	18,480,000
Washington Health Care Facilities Authority Rev., Series 2015 B, (Seattle Children's Hospital), 5.00%, 10/1/29	6,500,000	7,673,315
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	920,000	962,182
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	755,000	789,617
		188,206,728
Wisconsin — 1.0%
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	5,662,300
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,484,110
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	2,966,750
Wisconsin GO, Series 2015-1, 5.00%, 5/1/25	5,000,000	6,228,550
Wisconsin GO, Series 2015-1, 5.00%, 5/1/27	2,750,000	3,349,583
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,315,358
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,560,612
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	553,095
		34,120,358
TOTAL MUNICIPAL SECURITIES (Cost $3,175,744,711)		3,341,244,989
TEMPORARY CASH INVESTMENTS — 1.0%
Federated Tax-Free Obligations Fund, Institutional Shares (Cost $34,100,000)	34,100,000	34,100,000
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $3,209,844,711)		3,375,344,989
OTHER ASSETS AND LIABILITIES — 0.7%		24,238,586
TOTAL NET ASSETS — 100.0%		$3,399,583,575

NOTES TO SCHEDULE OF INVESTMENTS
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

†	Category is less than 0.05% of total net assets.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,209,844,711)	$3,375,344,989
Cash	5,072,208
Receivable for investments sold	500,000
Receivable for capital shares sold	3,342,401
Interest receivable	41,347,251
3,425,606,849

Liabilities
Payable for investments purchased	20,011,971
Payable for capital shares redeemed	4,252,521
Accrued management fees	1,008,603
Distribution and service fees payable	27,485
Dividends payable	722,694
26,023,274

Net Assets	$3,399,583,575

Net Assets Consist of:
Capital paid in	$3,295,247,361
Distributions in excess of net investment income	(9,955)
Accumulated net realized loss	(61,154,109)
Net unrealized appreciation	165,500,278
$3,399,583,575

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,590,142,371	139,551,768	$11.39
Institutional Class	$1,725,117,487	151,372,924	$11.40
A Class	$67,655,723	5,936,526	$11.40*
C Class	$16,667,994	1,463,731	$11.39
*Maximum offering price $11.94 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$51,527,798

Expenses:
Management fees	6,155,269
Distribution and service fees:
A Class	84,424
C Class	83,952
Trustees' fees and expenses	100,106
Other expenses	262
6,424,013

Net investment income (loss)	45,103,785

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,715,618)
Futures contract transactions	569,130
(3,146,488)

Change in net unrealized appreciation (depreciation) on:
Investments	20,422,967
Futures contracts	390,823
20,813,790

Net realized and unrealized gain (loss)	17,667,302

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,771,087

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MAY 31, 2015
Increase (Decrease) in Net Assets	November 30, 2015	May 31, 2015
Operations
Net investment income (loss)	$45,103,785	$91,722,741
Net realized gain (loss)	(3,146,488)	(24,470,046)
Change in net unrealized appreciation (depreciation)	20,813,790	(8,574,223)
Net increase (decrease) in net assets resulting from operations	62,771,087	58,678,472

Distributions to Shareholders
From net investment income:
Investor Class	(20,554,443)	(44,349,779)
Institutional Class	(23,632,051)	(45,737,990)
A Class	(785,099)	(1,351,799)
C Class	(132,192)	(283,183)
Decrease in net assets from distributions	(45,103,785)	(91,722,751)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,832,097)	92,005,181

Net increase (decrease) in net assets	13,835,205	58,960,902

Net Assets
Beginning of period	3,385,748,370	3,326,787,468
End of period	$3,399,583,575	$3,385,748,370

Distributions in excess of net investment income	$(9,955)	$(9,955)

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended November 30, 2015 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2015 were $464,318,084 and $536,471,124, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2015		Year ended May 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,778,709	$122,171,005	26,427,631	$302,461,859
Issued in reinvestment of distributions	1,633,380	18,541,777	3,434,269	39,309,682
Redeemed	(16,220,092)	(183,735,756)	(39,702,795)	(454,522,750)
	(3,808,003)	(43,022,974)	(9,840,895)	(112,751,209)
Institutional Class
Sold	18,973,848	214,974,519	44,756,588	511,953,520
Issued in reinvestment of distributions	1,868,372	21,212,777	3,590,175	41,103,949
Redeemed	(17,387,868)	(197,047,603)	(32,497,479)	(371,891,886)
	3,454,352	39,139,693	15,849,284	181,165,583
A Class
Sold	794,443	9,005,337	3,806,951	43,677,589
Issued in reinvestment of distributions	67,831	770,116	115,268	1,319,829
Redeemed	(820,725)	(9,300,455)	(1,807,799)	(20,668,605)
	41,549	474,998	2,114,420	24,328,813
C Class
Sold	73,358	830,452	257,721	2,944,261
Issued in reinvestment of distributions	8,675	98,427	18,449	211,036
Redeemed	(119,520)	(1,352,693)	(340,823)	(3,893,303)
	(37,487)	(423,814)	(64,653)	(738,006)
Net increase (decrease)	(349,589)	$(3,832,097)	8,058,156	$92,005,181

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,341,244,989	—
Temporary Cash Investments	$34,100,000	—	—
	$34,100,000	$3,341,244,989	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 270 contracts.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2015, the effect of interest rate risk derivative instruments on the Statement of Operations was $569,130 in net realized gain (loss) on futures contract transactions and $390,823 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,209,844,711
Gross tax appreciation of investments	$169,742,364
Gross tax depreciation of investments	(4,242,086)
Net tax appreciation (depreciation) of investments	$165,500,278

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2015, the fund had accumulated short-term capital losses of $(26,888,126) and accumulated long-term capital losses of $(30,935,980), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.33	0.15	0.06	0.21	(0.15)	—	(0.15)	$11.39	1.83%	0.47%(4)	0.47%(4)	2.58%(4)	2.58%(4)	14%	$1,590,142
2015	$11.45	0.30	(0.12)	0.18	(0.30)	—	(0.30)	$11.33	1.59%	0.47%	0.47%	2.64%	2.64%	34%	$1,624,982
2014	$11.61	0.29	(0.12)	0.17	(0.29)	(0.04)	(0.33)	$11.45	1.55%	0.47%	0.47%	2.61%	2.61%	41%	$1,753,597
2013	$11.63	0.29	(0.01)	0.28	(0.29)	(0.01)	(0.30)	$11.61	2.43%	0.47%	0.47%	2.44%	2.44%	58%	$2,040,120
2012	$11.06	0.33	0.57	0.90	(0.33)	—	(0.33)	$11.63	8.28%	0.47%	0.47%	2.91%	2.91%	62%	$1,963,542
2011	$11.09	0.39	(0.03)	0.36	(0.39)	—	(0.39)	$11.06	3.31%	0.47%	0.48%	3.53%	3.52%	14%	$1,717,930
Institutional Class
2015(3)	$11.34	0.16	0.06	0.22	(0.16)	—	(0.16)	$11.40	1.93%	0.27%(4)	0.27%(4)	2.78%(4)	2.78%(4)	14%	$1,725,117
2015	$11.45	0.32	(0.11)	0.21	(0.32)	—	(0.32)	$11.34	1.89%	0.27%	0.27%	2.84%	2.84%	34%	$1,676,931
2014	$11.61	0.32	(0.12)	0.20	(0.32)	(0.04)	(0.36)	$11.45	1.76%	0.27%	0.27%	2.81%	2.81%	41%	$1,511,995
2013	$11.64	0.31	(0.02)	0.29	(0.31)	(0.01)	(0.32)	$11.61	2.55%	0.27%	0.27%	2.64%	2.64%	58%	$1,939,174
2012	$11.06	0.35	0.59	0.94	(0.36)	—	(0.36)	$11.64	8.59%	0.27%	0.27%	3.11%	3.11%	62%	$1,447,044
2011	$11.09	0.41	(0.03)	0.38	(0.41)	—	(0.41)	$11.06	3.51%	0.27%	0.28%	3.73%	3.72%	14%	$245,759

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$11.34	0.13	0.06	0.19	(0.13)	—	(0.13)	$11.40	1.70%	0.72%(4)	0.72%(4)	2.33%(4)	2.33%(4)	14%	$67,656
2015	$11.45	0.27	(0.11)	0.16	(0.27)	—	(0.27)	$11.34	1.43%	0.72%	0.72%	2.39%	2.39%	34%	$66,830
2014	$11.61	0.27	(0.12)	0.15	(0.27)	(0.04)	(0.31)	$11.45	1.30%	0.72%	0.72%	2.36%	2.36%	41%	$43,283
2013	$11.64	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)	$11.61	2.09%	0.72%	0.72%	2.19%	2.19%	58%	$78,349
2012	$11.06	0.30	0.59	0.89	(0.31)	—	(0.31)	$11.64	8.11%	0.72%	0.72%	2.66%	2.66%	62%	$65,158
2011	$11.09	0.36	(0.03)	0.33	(0.36)	—	(0.36)	$11.06	3.05%	0.72%	0.73%	3.28%	3.27%	14%	$30,930
C Class
2015(3)	$11.33	0.09	0.06	0.15	(0.09)	—	(0.09)	$11.39	1.32%	1.47%(4)	1.47%(4)	1.58%(4)	1.58%(4)	14%	$16,668
2015	$11.44	0.19	(0.11)	0.08	(0.19)	—	(0.19)	$11.33	0.67%	1.47%	1.47%	1.64%	1.64%	34%	$17,005
2014	$11.60	0.18	(0.12)	0.06	(0.18)	(0.04)	(0.22)	$11.44	0.54%	1.47%	1.47%	1.61%	1.61%	41%	$17,912
2013	$11.63	0.17	(0.02)	0.15	(0.17)	(0.01)	(0.18)	$11.60	1.33%	1.47%	1.47%	1.44%	1.44%	58%	$25,592
2012	$11.05	0.22	0.58	0.80	(0.22)	—	(0.22)	$11.63	7.30%	1.47%	1.47%	1.91%	1.91%	62%	$19,155
2011	$11.08	0.28	(0.03)	0.25	(0.28)	—	(0.28)	$11.05	2.28%	1.47%	1.48%	2.53%	2.52%	14%	$9,005

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2015 (unaudited).

(4)	Annualized.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87763 1601

SEMIANNUAL REPORT	NOVEMBER 30, 2015

Long-Term Tax-Free Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Municipal Bonds (Munis) Outperformed During a Volatile Period

Widespread concerns about economic growth (especially in China) and central bank monetary policy decisions helped spark sharp financial market volatility during the reporting period. China’s challenges and events included a stock market crash, a sudden currency devaluation, and massive monetary policy intervention by its central bank. These events rippled through the global markets from July through September, contributing to the decision by the U.S. Federal Reserve (the Fed) in September to delay raising its short-term interest rate target for fear of further roiling the markets. However, the Fed indicated in October that it could still raise rates by year end. This environment made it difficult to produce positive investment returns—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned -0.21% and -0.12%, respectively, for the six months.

Meanwhile, munis outperformed. Despite default threats in Puerto Rico and financial concerns facing the city of Chicago and the states of Illinois and New Jersey, the broader muni market was viewed as a relative bastion of stability because of its comparatively high overall credit quality. Investors also focused on munis because this sector has historically performed relatively well in periods of rising interest rates, particularly if the rate increases reflect stronger economic conditions. The Barclays Municipal Bond Index advanced 2.37% for the six months.

After the reporting period, the Fed finally began the process of gradually increasing its overnight interest rate target. But we don’t expect a big increase in intermediate- to longer-maturity bond yields in the near term because of deflationary threats and other headwinds still facing the global economy. We believe the Fed’s moves (and conjecture about these moves) will be accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
A Class	MMBAX						3/31/97
No sales charge*		2.01%	2.46%	4.19%	4.11%(2)	4.98%(2)
With sales charge*		-2.59%	-2.19%	3.24%	3.63%(2)	4.72%(2)
Barclays Municipal Bond Index	—	2.37%	3.10%	4.79%	4.73%	5.32%	—
Investor Class	ACLVX	2.05%	2.63%	4.45%	—	4.43%	4/3/06
Institutional Class	ACLSX	2.15%	2.92%	4.66%	—	4.64%	4/3/06
C Class	ACTCX						4/3/06
No sales charge*		1.54%	1.70%	3.41%	—	3.40%
With sales charge*		0.54%	1.70%	3.41%	—	3.40%
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Long-Term Tax-Free acquired all the net assets of the Mason Street Municipal Bond Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund’s shareholders on March 15, 2006. Performance information prior to April 1, 2006 is that of the Mason Street Municipal Bond Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

NOVEMBER 30, 2015
Portfolio at a Glance
Weighted Average Maturity	15.6 years
Average Duration (Modified)	4.7 years

Top Five Sectors	% of fund investments
Hospital	13%
Tollroads	11%
General Obligation (GO) - State	10%
Lease Revenue	8%
Prerefunded	8%

Top Five States and Territories	% of net assets
California	21.1%
New York	16.8%
Texas	8.6%
Illinois	5.6%
Florida	4.8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	96.6%
Temporary Cash Investments	3.0%
Other Assets and Liabilities	0.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period(1) 6/1/15 - 11/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,020.50	$2.37	0.47%
Institutional Class	$1,000	$1,021.50	$1.36	0.27%
A Class	$1,000	$1,020.10	$3.64	0.72%
C Class	$1,000	$1,015.40	$7.41	1.47%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
Institutional Class	$1,000	$1,023.65	$1.37	0.27%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.41	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

NOVEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 96.6%
Arizona — 2.5%
Arizona Health Facilities Authority Rev., Series 2015 A, (Banner Health), 5.00%, 1/1/25	$20,000	$24,386
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	100,000	106,154
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	221,312
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	55,649
Phoenix Civic Improvement Corp. Excise Tax Rev., Series 2015 A, 5.00%, 7/1/22	25,000	30,138
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	278,387
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	374,452
University Medical Center Corp. Rev., 6.50%, 7/1/19, Prerefunded at 100% of Par(1)	300,000	355,818
		1,446,296
Arkansas — 0.4%
Pulaski County Public Facilities Board Rev., 5.00%, 12/1/42	200,000	219,352
California — 21.1%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(2)	440,000	227,181
Anaheim Public Financing Authority Rev., Series 2009 A, (Electric System Distribution), 5.25%, 10/1/34	200,000	222,742
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	300,000	337,647
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.125%, 4/1/19, Prerefunded at 100% of Par(1)	200,000	227,002
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	30,000	30,234
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	100,000	102,023
California Department of Water Resources Power Supply Rev., Series 2015 O, 5.00%, 5/1/21	240,000	286,186
California GO, 5.00%, 9/1/25	150,000	166,943
California GO, 5.625%, 4/1/26	500,000	574,435
California GO, 5.00%, 12/1/26	200,000	243,630
California GO, 5.75%, 4/1/27	500,000	576,125
California GO, 5.00%, 2/1/28 (Ambac)	335,000	422,629
California GO, 5.75%, 4/1/28	500,000	576,125
California GO, 5.25%, 9/1/28	200,000	236,942
California GO, 5.00%, 10/1/41	100,000	112,857
California GO, 5.00%, 2/1/43	250,000	283,407
California GO, Series 2012 B, VRN, 1.16%, 12/3/15	200,000	203,472
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	10,000	11,561

7

	Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	$245,000	$283,254
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	342,327
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	174,674
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	223,176
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	35,000	39,998
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/32	100,000	118,050
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	10,000	11,332
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/27	250,000	286,357
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	250,000	288,552
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	320,000	360,800
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	100,000	113,842
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	400,000	446,568
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	338,007
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/17, Prerefunded at 100% of Par (NATL-RE)(1)	265,000	282,445
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(2)	300,000	199,284
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	100,000	117,542
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	100,000	115,403
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(2)	150,000	66,968
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	100,000	115,014
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	200,000	218,038
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	135,773
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	400,000	438,604
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/36	150,000	173,070
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	112,755
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	227,258
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	50,000	61,290
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/40	100,000	110,997
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	265,692

8

	Principal Amount	Value
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/33(2)	$250,000	$125,795
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	500,000	171,380
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	200,000	232,804
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	121,760
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	166,548
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	100,000	112,340
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	81,316
San Diego Unified School District GO, Capital Appreciation, Series 2012 R-1, 0.00%, 7/1/30(2)	200,000	119,622
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	100,000	110,844
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	10,000	10,252
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	5,000	5,255
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	10,000	10,714
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	285,630
		12,062,471
Colorado — 3.3%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	269,856
Colorado Health Facilities Authority Rev., Series 2015, (Valley View Hospital Association), 5.00%, 5/15/45(3)	80,000	87,650
Colorado Health Facilities Authority Rev., Series 2015 A, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	250,000	268,885
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	297,330
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	100,000	111,442
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	200,000	216,070
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.19%, 12/3/15	150,000	149,528
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	247,405
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/19, Prerefunded at 100% of Par(1)	200,000	228,344
		1,876,510
Connecticut — 0.1%
Connecticut Special Tax Obligation Rev., Series 2015 A, 5.00%, 8/1/28	30,000	36,122
Delaware — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/18, Prerefunded at 100% of Par(1)	100,000	110,454
District of Columbia — 1.3%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	345,507
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	427,148
		772,655

9

	Principal Amount	Value
Florida — 4.8%
Brevard County Health Facilities Authority Rev., (Health First, Inc.), 5.00%, 4/1/39	$250,000	$273,212
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	117,678
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	228,882
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	263,915
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	342,132
Florida's Turnpike Enterprise Rev., Series 2015 B, (Department of Transportation), 5.00%, 7/1/27	100,000	121,192
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	214,102
Miami-Dade County Aviation Department Rev., Series 2014 B, 5.00%, 10/1/37	50,000	56,671
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/16, Prerefunded at 100% of Par(1)	200,000	203,510
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	50,000	57,559
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	200,000	229,586
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	185,000	206,375
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	95,229
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	233,411
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	50,000	53,901
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	50,000	53,901
		2,751,256
Georgia — 2.5%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	299,130
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	230,236
Gainesville & Hall County Hospital Authority Rev., Series 2014 A, (Northeast Georgia Health Sysytem, Inc. Project), 5.50%, 8/15/54	200,000	234,338
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	445,512
Private Colleges & Universities Authority Rev., Series 2014, (Savannah College of Art & Design Project), 5.00%, 4/1/44	200,000	217,000
		1,426,216
Guam — 0.6%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	165,431
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	162,147
		327,578
Hawaii — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	224,946
Idaho — 0.9%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	250,000	243,898
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	273,850
		517,748
Illinois — 5.6%
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	300,000	344,223
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/23	45,000	53,289

10

	Principal Amount	Value
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/24	$60,000	$71,306
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/29	200,000	229,886
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	106,080
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/34	30,000	32,575
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/35	30,000	32,480
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/39	105,000	113,178
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/39	100,000	107,061
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	30,000	32,069
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	190,000	190,123
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/18, Prerefunded at 100% of Par(1)	200,000	230,020
Illinois Finance Authority Rev., Series 2015 A, (OSF Healthcare System), 5.00%, 11/15/45	200,000	220,002
Illinois GO, 5.50%, 7/1/38	100,000	106,363
Illinois GO, 5.00%, 2/1/39	100,000	103,450
Illinois GO, 5.00%, 5/1/39	200,000	207,078
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	50,000	55,464
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36	200,000	225,662
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	158,687
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	297,260
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/24(3)	250,000	294,580
		3,210,836
Indiana — 0.2%
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	117,274
Kentucky — 1.2%
Kentucky Asset / Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	155,164
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	279,050
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	256,089
		690,303
Maryland — 0.3%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	161,739
Massachusetts — 2.9%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/18, Prerefunded at 100% of Par(1)	60,000	66,649
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	140,000	154,225
Massachusetts Bay Transportation Authority Rev., Series 2012 A, 5.00%, 7/1/41	150,000	172,501
Massachusetts Development Finance Agency Rev., Series 2015 F, (Lahey Clinic), 5.00%, 8/15/45	90,000	100,830
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	200,000	220,312
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	226,838

11

	Principal Amount	Value
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	$250,000	$295,315
Massachusetts School Building Authority Sales Tax Rev., Series 2013 A, (Senior Lien), 5.00%, 5/15/43	200,000	228,994
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	176,376
		1,642,040
Michigan — 1.8%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	274,400
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	463,437
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/18 (Q-SBLF)	250,000	271,980
		1,009,817
Mississippi — 0.7%
Mississippi Development Bank Special Obligation Rev., Series 2013, (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	100,000	128,270
Mississippi Development Bank Special Obligation Rev., Series 2015 A, (Municipal Energy Agency of Mississippi Power Supply), 5.00%, 3/1/29 (AGM)(3)	250,000	286,560
		414,830
Missouri — 0.9%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	271,700
Missouri Joint Municipal Electric Utility Commission Rev., Series 2014 A, (Plum Point), 5.00%, 1/1/34	200,000	226,834
		498,534
Nebraska — 0.7%
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	200,000	219,934
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/18, Prerefunded at 100% of Par(1)	150,000	162,795
		382,729
New Jersey — 4.6%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/17, Prerefunded at 100% of Par(1)	250,000	264,505
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	74,406
New Jersey Economic Development Authority Rev., Series 2015 WW, 5.25%, 6/15/40	250,000	262,825
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	216,632
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	220,694
New Jersey Health Care Facilities Financing Authority Rev., Series 2014 A, (Barnabas Health Obligated), 5.00%, 7/1/44	200,000	217,972
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	273,750
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	200,000	236,046
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	114,774
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.00%, 6/15/42	200,000	203,380
New Jersey Transportation Trust Fund Authority Rev., Series 2013 AA, 5.00%, 6/15/44	100,000	102,012

12

	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA, 5.00%, 6/15/38	$200,000	$204,460
New Jersey Turnpike Authority Rev., Series 2015 E, 5.00%, 1/1/45	200,000	223,502
		2,614,958
New York — 16.8%
Dutchess County Local Development Corp. Rev., Series 2015 A, (Marist College), 5.00%, 7/1/28	100,000	118,152
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	62,819
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/19, Prerefunded at 100% of Par(1)	250,000	292,825
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	170,097
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/44	175,000	195,193
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	289,505
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	333,837
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	250,000	279,470
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	100,000	116,613
New Rochelle Rev., Series 2015 A, (Iona College), 5.00%, 7/1/40	200,000	218,788
New York City GO, Series 2009 C, 5.00%, 8/1/23	500,000	563,515
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	90,000	103,981
New York City GO, Series 2015 C, 5.00%, 8/1/25	50,000	61,482
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	78,168
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	284,960
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second General Resolution), 5.00%, 6/15/45	600,000	667,212
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39	145,000	167,798
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	300,000	338,796
New York City Transitional Finance Authority Rev., Series 2011 S1-A, 5.00%, 7/15/25	150,000	176,737
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	228,390
New York City Transitional Finance Authority Rev., Series 2013 F-1, (Future Tax Secured Bonds), 5.00%, 2/1/28	200,000	237,568
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/42	200,000	224,376
New York City Transitional Finance Authority Rev., Series 2015 S-1, (Building Aid Revenue Bonds), 5.00%, 7/15/29	125,000	147,945
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	334,278
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	112,210
New York Liberty Development Corp. Rev., Series 2005, (Goldman Sachs Headquarters), 5.25%, 10/1/35	260,000	310,560
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	240,270
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/19, Prerefunded at 100% of Par(1)	250,000	287,892
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.25%, 1/1/34	150,000	164,651

13

	Principal Amount	Value
New York State Dormitory Authority Rev., Series 2015 A, (North Shore Long Island Jewish Obligated Group), 5.00%, 5/1/26	$300,000	$357,006
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	316,246
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	223,932
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	100,000	112,414
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/29	150,000	178,495
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	120,246
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	100,000	118,240
Port Authority of New York & New Jersey Special Obligation Rev., Series 2010 8, (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	292,317
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	383,285
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	335,293
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	100,000	107,091
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	220,404
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	35,000	38,759
		9,611,816
North Carolina — 1.0%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/19, Prerefunded at 100% of Par(1)	250,000	293,785
North Carolina Municipal Power Agency No. 1 Rev., Series 2008 A, 5.25%, 1/1/16(1)	145,000	145,635
North Carolina Municipal Power Agency No. 1 Rev., Series 2008 A, 5.25%, 1/1/16(1)	35,000	35,154
North Carolina Municipal Power Agency No. 1 Rev., Series 2008 A, 5.25%, 1/1/16	120,000	120,523
		595,097
Ohio — 1.5%
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	100,000	111,129
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	100,000	106,538
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	221,100
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp.), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	400,000	408,092
		846,859
Oklahoma — 0.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	172,440
Oregon — 1.0%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	221,396
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	341,703
		563,099
Pennsylvania — 3.3%
Montgomery County Industrial Development Authority Health System Rev., Series 2015 A, (Albert Einstein Heathcare Network), 5.25%, 1/15/45	140,000	150,217
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	276,345

14

	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	$100,000	$115,355
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	221,428
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	165,124
Pennsylvania Turnpike Commission Rev., Series 2014 A, Capital Appreciation, 0.00%, 12/1/21(4)	200,000	160,200
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/44	120,000	133,211
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	308,988
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	274,115
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	50,000	55,397
		1,860,380
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., Series 2015 B, 5.00%, 6/1/50	110,000	111,663
South Carolina — 0.3%
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/17	175,000	183,342
Tennessee — 1.3%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.01%, 12/1/15 (LOC: Bank of America N.A.)	755,000	755,000
Texas — 8.6%
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45(3)	200,000	202,354
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	302,997
Central Texas Regional Mobility Authority Rev., Series 2015 A, (Senior Lien), 5.00%, 1/1/45	100,000	108,724
Central Texas Turnpike System Rev., Series 2015 C, 5.00%, 8/15/42	300,000	326,925
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	200,000	225,704
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	116,475
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	115,695
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	25,000	29,119
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	45,000	49,092
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	443,380
Harris County-Houston Sports Authority Rev., Capital Appreciation, Series 2014 A, 0.00%, 11/15/53 (AGM)(2)	1,000,000	167,070
Houston Convention & Entertainment Facilities Department Special Tax Rev., 5.00%, 9/1/40	125,000	138,528
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	100,000	109,565
New Hope Cultural Education Facilities Corp. Rev., Series 2015 A, (Tarleton State University), 5.00%, 4/1/47	250,000	258,310
North Texas Tollway Authority Rev., Series 2010, (First Tier), 6.00%, 1/1/38	300,000	354,249
North Texas Tollway Authority Rev., Series 2010, (First Tier), 6.00%, 1/1/43	150,000	177,124
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	113,006
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	40,000	44,255
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	25,000	29,954
North Texas Tollway Authority Rev., Series 2015 B, 5.00%, 1/1/40	60,000	66,356
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	300,912

15

	Principal Amount/Shares	Value
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	$50,000	$55,622
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/18, Prerefunded at 100% of Par(1)	250,000	279,697
Texas GO, Series 2015 D, (Water Utility Improvements), 5.00%, 5/15/25	250,000	310,875
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	109,615
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, (First Tier), VRDN, 0.36%, 12/3/15	200,000	200,026
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	276,920
		4,912,549
Utah — 0.4%
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)	210,000	251,068
Vermont — 0.5%
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/30 (AGM)	250,000	280,353
Virginia — 1.2%
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	207,800
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	200,000	230,998
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	228,272
		667,070
Washington — 2.1%
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	55,000	66,059
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	228,840
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	226,296
Washington GO, Series 2008 A, 5.00%, 7/1/18, Prerefunded at 100% of Par(1)	200,000	220,670
Washington GO, Series 2015 A-1, 5.00%, 8/1/29	200,000	241,178
Washington GO, Series R-2012C, 5.00%, 7/1/26	200,000	238,346
		1,221,389
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/19, Prerefunded at 100% of Par(1)	300,000	352,806
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	276,548
		629,354
TOTAL MUNICIPAL SECURITIES (Cost $51,031,541)		55,176,143
TEMPORARY CASH INVESTMENTS — 3.0%
Federated Tax-Free Obligations Fund, Institutional Shares (Cost $1,700,000)	1,700,000	1,700,000
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $52,731,541)		56,876,143
OTHER ASSETS AND LIABILITIES — 0.4%		218,893
TOTAL NET ASSETS — 100.0%		$57,095,036

16

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

NOVEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $52,731,541)	$56,876,143
Cash	416,766
Receivable for capital shares sold	36,023
Interest receivable	724,876
58,053,808

Liabilities
Payable for investments purchased	858,613
Payable for capital shares redeemed	64,352
Accrued management fees	21,350
Distribution and service fees payable	4,157
Dividends payable	10,300
958,772

Net Assets	$57,095,036

Net Assets Consist of:
Capital paid in	$55,312,648
Distributions in excess of net investment income	(354)
Accumulated net realized loss	(2,361,860)
Net unrealized appreciation	4,144,602
$57,095,036

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$42,381,334	3,688,603	$11.49
Institutional Class	$1,317,662	114,637	$11.49
A Class	$11,101,506	966,444	$11.49*
C Class	$2,294,534	199,714	$11.49
*Maximum offering price $12.03 (net asset value divided by 0.955).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,080,440

Expenses:
Management fees	131,100
Distribution and service fees:
A Class	13,869
C Class	11,774
Trustees' fees and expenses	1,685
158,428

Net investment income (loss)	922,012

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(95,788)
Futures contract transactions	(16,332)
(112,120)

Change in net unrealized appreciation (depreciation) on:
Investments	284,817
Futures contracts	14,644
299,461

Net realized and unrealized gain (loss)	187,341

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,109,353

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MAY 31, 2015
Increase (Decrease) in Net Assets	November 30, 2015	May 31, 2015
Operations
Net investment income (loss)	$922,012	$1,971,525
Net realized gain (loss)	(112,120)	(589,298)
Change in net unrealized appreciation (depreciation)	299,461	37,021
Net increase (decrease) in net assets resulting from operations	1,109,353	1,419,248

Distributions to Shareholders
From net investment income:
Investor Class	(719,490)	(1,543,092)
Institutional Class	(2,630)	(11,596)
A Class	(172,183)	(359,238)
C Class	(27,709)	(57,599)
Decrease in net assets from distributions	(922,012)	(1,971,525)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,471,738)	(1,072,960)

Net increase (decrease) in net assets	(2,284,397)	(1,625,237)

Net Assets
Beginning of period	59,379,433	61,004,670
End of period	$57,095,036	$59,379,433

Distributions in excess of net investment income	$(354)	$(354)

See Notes to Financial Statements.

20

Notes to Financial Statements

NOVEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of current income exempt from federal income taxes, consistent with preservation of capital.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

21

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended November 30, 2015 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

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Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2015 were $6,920,262 and $10,333,353, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2015		Year ended May 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	362,639	$4,150,871	662,547	$7,676,403
Issued in reinvestment of distributions	57,316	655,741	121,481	1,406,786
Redeemed	(667,619)	(7,623,301)	(847,558)	(9,794,367)
	(247,664)	(2,816,689)	(63,530)	(711,178)
Institutional Class
Sold	112,237	1,285,612	2,178	25,003
Issued in reinvestment of distributions	223	2,557	993	11,511
Redeemed	(38)	(436)	(31,504)	(363,816)
	112,422	1,287,733	(28,333)	(327,302)
A Class
Sold	47,498	543,760	95,270	1,100,639
Issued in reinvestment of distributions	14,926	170,756	30,263	350,225
Redeemed	(127,600)	(1,454,401)	(135,421)	(1,567,606)
	(65,176)	(739,885)	(9,888)	(116,742)
C Class
Sold	2,206	25,257	26,408	307,219
Issued in reinvestment of distributions	2,422	27,706	4,960	57,433
Redeemed	(22,441)	(255,860)	(24,356)	(282,390)
	(17,813)	(202,897)	7,012	82,262
Net increase (decrease)	(218,231)	$(2,471,738)	(94,739)	$(1,072,960)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$55,176,143	—
Temporary Cash Investments	$1,700,000	—	—
	$1,700,000	$55,176,143	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 10 contracts.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2015, the effect of interest rate risk derivative instruments on the Statement of Operations was $(16,332) in net realized gain (loss) on futures contract transactions and $14,644 in change in net unrealized appreciation (depreciation) on futures contracts.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$52,734,469
Gross tax appreciation of investments	$4,169,096
Gross tax depreciation of investments	(27,422)
Net tax appreciation (depreciation) of investments	$4,141,674

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of May 31, 2015, the fund had accumulated short-term capital losses of $(1,351,287) and accumulated long-term capital losses of $(898,896), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2016	2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(178,394)	$(175,946)	$(72,593)	$(71,439)	$(852,915)	$(898,896)

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.45	0.19	0.04	0.23	(0.19)	$11.49	2.05%	0.47%(4)	3.36%(4)	12%	$42,381
2015	$11.55	0.39	(0.10)	0.29	(0.39)	$11.45	2.51%	0.47%	3.36%	27%	$45,058
2014	$11.74	0.36	(0.19)	0.17	(0.36)	$11.55	1.60%	0.47%	3.22%	36%	$46,195
2013	$11.70	0.33	0.04	0.37	(0.33)	$11.74	3.17%	0.47%	2.78%	49%	$65,026
2012	$10.89	0.39	0.81	1.20	(0.39)	$11.70	11.22%	0.48%	3.42%	38%	$49,255
2011	$11.02	0.43	(0.13)	0.30	(0.43)	$10.89	2.77%	0.48%	3.94%	23%	$23,674
Institutional Class
2015(3)	$11.45	0.20	0.04	0.24	(0.20)	$11.49	2.15%	0.27%(4)	3.56%(4)	12%	$1,318
2015	$11.54	0.41	(0.09)	0.32	(0.41)	$11.45	2.81%	0.27%	3.56%	27%	$25
2014	$11.73	0.38	(0.19)	0.19	(0.38)	$11.54	1.81%	0.27%	3.42%	36%	$353
2013	$11.69	0.35	0.04	0.39	(0.35)	$11.73	3.38%	0.27%	2.98%	49%	$430
2012	$10.89	0.42	0.79	1.21	(0.41)	$11.69	11.35%	0.28%	3.62%	38%	$280
2011	$11.02	0.45	(0.13)	0.32	(0.45)	$10.89	2.97%	0.28%	4.14%	23%	$279

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For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$11.44	0.18	0.05	0.23	(0.18)	$11.49	2.01%	0.72%(4)	3.11%(4)	12%	$11,102
2015	$11.55	0.36	(0.11)	0.25	(0.36)	$11.44	2.17%	0.72%	3.11%	27%	$11,806
2014	$11.73	0.33	(0.18)	0.15	(0.33)	$11.55	1.44%	0.72%	2.97%	36%	$12,026
2013	$11.70	0.30	0.03	0.33	(0.30)	$11.73	2.91%	0.72%	2.53%	49%	$18,444
2012	$10.89	0.36	0.81	1.17	(0.36)	$11.70	10.85%	0.73%	3.17%	38%	$20,645
2011	$11.02	0.40	(0.13)	0.27	(0.40)	$10.89	2.52%	0.73%	3.69%	23%	$16,820
C Class
2015(3)	$11.45	0.13	0.04	0.17	(0.13)	$11.49	1.54%	1.47%(4)	2.36%(4)	12%	$2,295
2015	$11.55	0.27	(0.10)	0.17	(0.27)	$11.45	1.49%	1.47%	2.36%	27%	$2,490
2014	$11.74	0.25	(0.19)	0.06	(0.25)	$11.55	0.60%	1.47%	2.22%	36%	$2,431
2013	$11.70	0.21	0.04	0.25	(0.21)	$11.74	2.15%	1.47%	1.78%	49%	$3,355
2012	$10.89	0.28	0.81	1.09	(0.28)	$11.70	10.12%	1.48%	2.42%	38%	$4,087
2011	$11.02	0.32	(0.13)	0.19	(0.32)	$10.89	1.76%	1.48%	2.94%	23%	$3,201

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

30

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

31

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87761 1601

SEMIANNUAL REPORT	NOVEMBER 30, 2015

Tax-Free Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Municipal Bonds (Munis) Outperformed During a Volatile Period

Widespread concerns about economic growth (especially in China) and central bank monetary policy decisions helped spark sharp financial market volatility during the reporting period. China’s challenges and events included a stock market crash, a sudden currency devaluation, and massive monetary policy intervention by its central bank. These events rippled through the global markets from July through September, contributing to the decision by the U.S. Federal Reserve (the Fed) in September to delay raising its short-term interest rate target for fear of further roiling the markets. However, the Fed indicated in October that it could still raise rates by year end. This environment made it difficult to produce positive investment returns—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned -0.21% and -0.12%, respectively, for the six months.

Meanwhile, munis outperformed. Despite default threats in Puerto Rico and financial concerns facing the city of Chicago and the states of Illinois and New Jersey, the broader muni market was viewed as a relative bastion of stability because of its comparatively high overall credit quality. Investors also focused on munis because this sector has historically performed relatively well in periods of rising interest rates, particularly if the rate increases reflect stronger economic conditions. The Barclays Municipal Bond Index advanced 2.37% for the six months.

After the reporting period, the Fed finally began the process of gradually increasing its overnight interest rate target. But we don’t expect a big increase in intermediate- to longer-maturity bond yields in the near term because of deflationary threats and other headwinds still facing the global economy. We believe the Fed’s moves (and conjecture about these moves) will be accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BNTXX	0.01%(2)	0.02%(2)	0.02%(2)	0.94%(2)	2.56%(2)	7/31/84

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

NOVEMBER 30, 2015
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.30%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	27 days
Weighted Average Life	44 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	88%
31-90 days	3%
91-180 days	1%
More than 180 days	8%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period(1) 6/1/15 - 11/30/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.85	0.17%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.50	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.15	$0.86	0.17%
Investor Class (before waiver)	$1,000	$1,022.50	$2.53	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

NOVEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 94.2%
Alabama — 0.3%
City of Tuscaloosa GO, Series 2014 C, 1.00%, 1/1/16	$530,000	$530,309
Arkansas — 0.6%
City of Lowell Rev., (Arkansas Democrat Gazett Project), VRDN, 0.12%, 12/2/15 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
California — 16.2%
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.09%, 12/3/15 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	845,000	845,000
City of Los Angeles GO, 2.00%, 6/30/16	3,000,000	3,029,163
County of Riverside Rev., Series 2015 D, 2.00%, 10/12/16	2,500,000	2,536,570
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.05%, 12/3/15	3,500,000	3,500,000
Elsinore Valley Municipal Water District COP, Series 2007 A, 4.25%, 7/1/16 (NATL-RE)	750,000	767,393
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.08%, 12/3/15	6,320,000	6,320,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 0.86%, 12/3/15 (LOC: BNP Paribas)	8,440,000	8,440,000
		25,438,126
Colorado — 1.9%
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.12%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	1,260,000	1,260,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.11%, 12/3/15 (LOC: BNP Paribas)	1,740,000	1,740,000
		3,000,000
District of Columbia — 3.2%
District of Columbia Income Tax Secured Rev., Series 2015 A, VRN, 0.13%, 12/3/15	5,000,000	5,000,000
Florida — 2.4%
Tender Option Bond Trust Receipts / Certificates Rev., Series XF0096, VRDN, 0.11%, 12/3/15 (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,700,000	3,700,000
Georgia — 4.6%
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.17%, 12/3/15	1,520,000	1,520,000
Tender Option Bond Trust Receipts / Certificates Rev., Series 2015-ZF0210, VRDN, 0.13%, 12/3/15 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports Project), VRDN, 0.15%, 12/3/15 (LOC: Bank of America N.A.)	2,465,000	2,465,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 0.15%, 12/3/15 (LOC: Bank of America N.A.)	1,680,000	1,680,000
		7,265,000
Idaho — 1.9%
State of Idaho GO, 2.00%, 6/30/16	3,000,000	3,029,622

7

	Principal Amount	Value
Illinois — 6.0%
Chicago Industrial Development Rev., (Evans Food Products Company, Inc.), VRDN, 0.17%, 12/3/15 (LOC: Bank of America N.A.)	$885,000	$885,000
Illinois Finance Authority Rev., (Andre's Imaging & Graphics, Inc.), VRDN, 0.17%, 12/3/15 (LOC: U.S. Bank N.A.)	1,280,000	1,280,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.07%, 12/3/15 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., Series 1997, (Radiological Society), VRDN, 0.11%, 12/3/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 8/23/11, Cost $360,000)(2)	360,000	360,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.41%, 12/3/15 (LOC: First National Bank and FHLB)	1,745,000	1,745,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.17%, 12/2/15 (LOC: U.S. Bank N.A.)	615,000	615,000
Village of McCook Rev., Series 1996 B, (Illinois St. Andrew Society), VRDN, 0.06%, 12/3/15 (LOC: Northern Trust Company)	1,700,000	1,700,000
		9,325,000
Indiana — 0.2%
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.11%, 12/2/15 (LOC: JPMorgan Chase Bank N.A.)	250,000	250,000
Iowa — 0.3%
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.15%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	530,000	530,000
Louisiana — 2.7%
Calcasieu Parish Industrial Development Board, Inc. Rev., (Hydroserve Westlake LLC), VRDN, 0.11%, 12/2/15 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.24%, 12/3/15 (LOC: Community Bank and FHLB)	3,000,000	3,000,000
		4,200,000
Maryland — 1.0%
County of Montgomery Rev., (American Gastroenterological), VRDN, 0.12%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	1,535,000	1,535,000
Massachusetts — 0.2%
Massachusetts Industrial Finance Agency Rev., (Hi-Tech Mold & Tool, Inc.), VRDN, 0.30%, 12/2/15 (LOC: TD Bank N.A.)	360,000	360,000
Minnesota — 5.1%
City of Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 0.12%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
St. Paul Port Authority Rev., (Bigos-Sibley Project), VRDN, 0.05%, 12/3/15 (LIQ FAC: FHLMC)	7,845,000	7,844,950
		8,044,950
Missouri — 1.2%
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 12/1/15 (LOC: Commerce Bank N.A.)	1,900,000	1,900,000
Nevada — 2.5%
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.10%, 12/3/15 (LOC: Citibank N.A.)	2,365,000	2,365,000
State of Nevada GO, Series 2013 D-1, (Capital Improvement & Cultural Affairs), 4.00%, 3/1/16	1,500,000	1,514,019
		3,879,019

8

	Principal Amount	Value
New Mexico — 0.3%
City of Albuquerque Industrial Rev., (CVI Laser LLC), VRDN, 0.20%, 12/3/15 (LOC: Bank of America N.A.)(Acquired 1/29/15, Cost $500,000)(2)	$500,000	$500,000
New York — 2.1%
North Amityville Fire Co., Inc. Rev., VRDN, 0.20%, 12/3/15 (LOC: Citibank N.A.)	2,455,000	2,455,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.25%, 12/2/15 (LOC: JPMorgan Chase Bank N.A.)	790,000	790,000
		3,245,000
North Carolina — 7.2%
Austin Trust Rev., Series 2008-3509, VRDN, 0.15%, 12/3/15 (LIQ FAC: Bank of America N.A)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.12%, 12/3/15 (LOC: Branch Banking & Trust)	4,745,000	4,745,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.08%, 12/3/15 (SBBPA: Branch Banking & Trust)	2,455,000	2,455,000
		11,200,000
Ohio — 2.2%
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.06%, 12/3/15 (LOC: First Federal Bank of Midwest and FHLB)	3,430,000	3,430,000
Pennsylvania — 2.9%
Pennsylvania Economic Development Financing Authority Rev., (Westmoreland-Fayette, Inc.), VRDN, 0.15%, 12/3/15 (LOC: PNC Bank N.A.)	400,000	400,000
Pennsylvania Economic Development Financing Authority Rev., Series 2000 A-4, (John C. Helfrick), VRDN, 0.21%, 12/3/15 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., Series 2005 C-1, (Miquon School Project), VRDN, 0.10%, 12/3/15 (LOC: PNC Bank N.A.)	400,000	400,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A-1, (Siem Tool / PRJP Partnership Obligated Group), VRDN, 0.11%, 12/3/15 (LOC: PNC Bank N.A.)	700,000	700,000
Pennsylvania Economic Development Financing Authority Rev., Series B-1, (Seven Shes Realty), VRDN, 0.10%, 12/3/15 (LOC: PNC Bank N.A.)	650,000	650,000
Pennsylvania Economic Development Financing Authority Rev., Series B-2, VRDN, 0.11%, 12/3/15 (LOC: PNC Bank N.A.)	1,900,000	1,900,000
		4,550,000
South Carolina — 4.2%
South Carolina Jobs Economic Development Authority Rev., (Franco Manufacturing Co., Inc.), VRDN, 0.30%, 12/2/15 (LOC: Bank of America N.A.)	2,000,000	2,000,000
South Carolina Jobs Economic Development Authority Rev., (Medical University of South Carolina Foundation), VRDN, 0.12%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	2,100,000	2,100,000
South Carolina Jobs Economic Development Authority Rev., (YMCA of Beaufort County Project), VRDN, 0.08%, 12/3/15 (LOC: Branch Banking & Trust)	2,510,000	2,510,000
		6,610,000
Texas — 16.6%
Austin Trust Rev., Series 2008-1197, VRDN, 0.11%, 12/3/15 (LIQ FAC: Bank of America N.A.)(1)	3,125,000	3,125,000

9

	Principal Amount/ Shares	Value
Barbers Hill Independent School District GO, 5.00%, 2/15/16 (LOC: Texas Permanent School Fund and PSF-GTD)	$900,000	$908,870
Board of San Antonio Electric & Gas Rev., 5.00%, 2/1/16	1,000,000	1,008,045
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.04%, 12/2/15	3,500,000	3,500,000
City of Frisco GO, 5.00%, 2/15/16 (NATL-RE)	1,685,000	1,701,747
Eanes Independent School District GO, Series 2015 A, 2.00%, 8/1/16 (LOC: Texas Permanent School Fund and PSF-GTD)	2,320,000	2,343,821
JPMorgan Chase PUTTERs/DRIVERs Trust Rev., Series 4302Z, VRDN, 0.12%, 12/3/15 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,000,000	4,000,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.15%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	4,425,000	4,425,000
Mission Economic Development Corp. Solid Waste Disposal Rev., (IESI Corp.), VRDN, 0.06%, 12/3/15 (LOC: Bank of America N.A.)	5,000,000	5,000,000
		26,012,483
Utah — 0.4%
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.12%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	545,000	545,000
Virginia — 2.1%
Barclays Capital Municipal Trust Receipts Rev., Series 2009 4-B, (Virginia College), VRDN, 0.09%, 12/3/15 (LIQ FAC: Barclays Bank PLC)(1)	3,335,000	3,335,000
Washington — 1.8%
Washington Economic Development Finance Authority Rev., Series 2006 F, (Wesmar Co., Inc.), VRDN, 0.14%, 12/3/15 (LOC: U.S. Bank N.A.)	2,745,000	2,745,000
Wisconsin — 4.1%
Wisconsin Housing & Economic Development Authority Rev., Series 2003 E, VRDN, 0.07%, 12/2/15 (AGM)(SBBPA: FHLB)	6,375,000	6,375,000
TOTAL MUNICIPAL SECURITIES		147,534,509
TEMPORARY CASH INVESTMENTS — 4.1%
Federated Tax-Free Obligations Fund, Institutional Shares	6,400,000	6,400,000
TOTAL INVESTMENT SECURITIES — 98.3%		153,934,509
OTHER ASSETS AND LIABILITIES — 1.7%		2,637,318
TOTAL NET ASSETS — 100.0%		$156,571,827

10

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $20,605,000, which represented 13.2% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $860,000, which represented 0.5% of total net assets.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

NOVEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$153,934,509
Cash	827,233
Receivable for investments sold	1,575,000
Receivable for capital shares sold	231,601
Interest receivable	176,440
156,744,783

Liabilities
Payable for capital shares redeemed	151,286
Accrued management fees	21,670
172,956

Net Assets	$156,571,827

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	156,586,581

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$156,566,751
Undistributed net investment income	600
Undistributed net realized gain	4,476
$156,571,827

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$139,280

Expenses:
Management fees	382,429
Trustees' fees and expenses	4,601
Other expenses	186
387,216
Fees waived	(255,695)
131,521

Net investment income (loss)	7,759

Net realized gain (loss) on investment transactions	4,476

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,235

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MAY 31, 2015
Increase (Decrease) in Net Assets	November 30, 2015	May 31, 2015
Operations
Net investment income (loss)	$7,759	$16,301
Net realized gain (loss)	4,476	600
Net increase (decrease) in net assets resulting from operations	12,235	16,901

Distributions to Shareholders
From net investment income	(7,759)	(16,301)
From net realized gains	—	(17,565)
Decrease in net assets from distributions	(7,759)	(33,866)

Capital Share Transactions
Proceeds from shares sold	35,548,770	68,526,214
Proceeds from reinvestment of distributions	7,577	33,543
Payments for shares redeemed	(39,303,368)	(75,394,148)
Net increase (decrease) in net assets from capital share transactions	(3,747,021)	(6,834,391)

Net increase (decrease) in net assets	(3,742,545)	(6,851,356)

Net Assets
Beginning of period	160,314,372	167,165,728
End of period	$156,571,827	$160,314,372

Undistributed net investment income	$600	$600

Transactions in Shares of the Fund
Sold	35,548,770	68,526,214
Issued in reinvestment of distributions	7,577	33,543
Redeemed	(39,303,368)	(75,394,148)
Net increase (decrease) in shares of the fund	(3,747,021)	(6,834,391)

See Notes to Financial Statements.

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Notes to Financial Statements

NOVEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The effective annual management fee for the six months ended November 30, 2015 was 0.49% before waiver and 0.16% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$147,534,509	—
Temporary Cash Investments	$6,400,000	—	—
	$6,400,000	$147,534,509	—

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5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

6. Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds. The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors. In response to the amendments to the rules, beginning in the fall of 2016, the board will have the ability to impose a liquidity fee or suspend redemptions in times of severe market stress and the fund will only be available to shareholders who are retail investors. The fund will continue to seek to maintain a stable NAV. Management anticipates there will be no changes to the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2015(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.17%(4)	0.50%(4)	0.01%(4)	(0.32)%(4)	$156,572
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.17%	0.50%	0.01%	(0.32)%	$160,314
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.04%	0.24%	0.50%	0.01%	(0.25)%	$167,166
2013	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$182,944
2012	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.43%	0.50%	0.01%	(0.06)%	$208,238
2011	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.07%	0.45%	0.50%	0.07%	0.02%	$237,389

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2015 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data on both a gross basis and net of applicable waivers. The Board concluded that

21

the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87764 1601

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 28, 2016